UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05178

Name of Fund: BlackRock Equity Dividend Fund

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Equity Dividend Fund, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 07/31/2012

Date of reporting period: 01/31/2012

Item 1 – Report to Stockholders

January 31, 2012

Semi-Annual Report (Unaudited)

BlackRock Equity Dividend Fund

BlackRock Natural Resources Trust

Not FDIC Insured ▪ No Bank Guarantee ▪ May Lose Value

2	SEMI-ANNUAL REPORT	JANUARY 31, 2012

Dear Shareholder

Early in 2011, global financial market action was dominated by political revolutions in the Middle East and North Africa, soaring prices of oil and other commodities, and natural disasters in Japan resulting in global supply chain disruptions. But corporate earnings were strong and the global economic recovery appeared to be on track. Investors demonstrated steadfast confidence as risk assets, including equities, commodities and high yield bonds, charged forward. Markets reversed sharply in May, however, when escalating political strife in Greece rekindled fears about sovereign debt problems spreading across Europe. Concurrently, global economic indicators signaled that the recovery had slowed. Confidence was further shaken by the prolonged debt ceiling debate in Washington, DC. On August 5th, Standard & Poor’s downgraded the US government’s credit rating and turmoil erupted in financial markets around the world. Extraordinary levels of volatility persisted in the months that followed as Greece teetered on the brink of default, debt problems escalated in Italy and Spain, and exposure to European sovereign bonds stressed banks globally. Financial markets whipsawed on hopes and fears. Macro news flow became a greater influence on trading decisions than the fundamentals of the securities traded, resulting in highly correlated asset prices. By the end of the third quarter, equity markets had fallen nearly 20% from their April peak while safe-haven assets such as US Treasuries and gold had rallied to historic highs.

October brought enough positive economic data to assuage fears of a global double-dip recession. Additionally, European leaders began to show progress toward stemming the region’s debt crisis. Investors came back from the sidelines and risk assets rallied through the month. Eventually, a lack of definitive details about Europe’s rescue plan raised doubts among investors and thwarted the rally at the end of October. The last two months of 2011 saw political instability in Greece, unsustainable yields on Italian bonds, and US policymakers in gridlock over budget issues. Global central bank actions and improving economic data invigorated investors, but confidence was easily tempered by sobering news flow. Sentiment improved in the New Year as investors saw bright spots in global economic data, particularly from the United States, China and Germany. International and emerging markets rebounded strongly through January. US stocks rallied on solid improvement in the domestic labor market and indications from the Federal Reserve that interest rates would remain low through 2014. Nonetheless, investors maintained caution as US corporate earnings began to weaken and a European recession appeared inevitable.

US equities and high yield bonds recovered their late-summer losses and posted positive returns for both the 6- and 12-month periods ended January 31, 2012. International markets, however, experienced some significant downturns in 2011 and remained in negative territory despite a strong rebound at the end of the period. Fixed income securities benefited from declining yields and delivered positive returns for the 6- and 12-month periods. US Treasury bonds outperformed other fixed income classes despite their quality rating downgrade, while municipal bonds also delivered superior results. Continued low short-term interest rates kept yields on money market securities near their all-time lows.

Many of the themes that caused uncertainty in 2011 remain unresolved. For investors, the risks are daunting. BlackRock remains committed to helping you keep your financial goals on track in this challenging environment.

Sincerely,

Rob Kapito
President, BlackRock Advisors, LLC

“BlackRock remains committed to helping you keep your financial goals on track in this challenging environment.”

Rob Kapito
President, BlackRock Advisors, LLC

Total Returns as of January 31, 2012

	6-month	12-month
US large cap equities (S&P 500® Index)	2.71%	4.22%
US small cap equities (Russell 2000® Index)	0.22	2.86
International equities (MSCI Europe, Australasia, Far East Index)	(10.42)	(9.59)
Emerging market equities (MSCI Emerging Markets Index)	(9.56)	(6.64)
3-month Treasury bill (BofA Merrill Lynch 3-Month Treasury Bill Index)	0.02	0.09
US Treasury securities (BofA Merrill Lynch 10- Year US Treasury Index)	10.81	18.49
US investment grade bonds (Barclays Capital US Aggregate Bond Index)	4.25	8.66
Tax-exempt municipal bonds (S&P Municipal Bond Index)	7.25	14.40
US high yield bonds (Barclays Capital US Corporate High Yield 2% Issuer Capped Index)	1.84	5.81

Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

THIS PAGE NOT PART OF YOUR FUND REPORT	3

Fund Summary as of January 31, 2012	BlackRock Equity Dividend Fund

Investment Objective

BlackRock Equity Dividend Fund’s (the “Fund”) investment objective is to seek long-term total return and current income.

Portfolio Management Commentary

•

On March 18, 2011, the Board of Trustees of the Fund approved a plan of reorganization whereby the Fund acquired substantially all of the assets and assumed certain stated liabilities of BlackRock Utilities and Telecommunications Fund, Inc. (“Utilities and Telecommunications”) in exchange for newly issued shares of the Fund. At a shareholder meeting on August 25, 2011, shareholders of Utilities and Telecommunications approved the plan of reorganization. The reorganization took place on September 12, 2011.

How did the Fund perform?

•

For the six-month period ended January 31, 2012, the Fund outperformed its performance benchmark, the Russell 1000® Value Index, as well as the broad-market S&P 500® Index. The following discussion of relative performance pertains to the Russell 1000® Value Index.

What factors influenced performance?

•

The largest contributor to the Fund’s performance was the combination of an overall sector underweight and strong stock selection in financials. Strong individual security selection in energy and consumer discretionary had a positive impact, as did an overweight in consumer staples. The Fund’s overweight and stock selection in industrials also added to returns, as well as selection in telecommunications services, utilities and health care. On balance, stock selection accounted for the majority of the Fund’s outperformance for the period.

•

Detracting from relative performance during the period was stock selection in materials and sector underweights in information technology and health care. A small underweight in utilities also detracted marginally from relative returns. The Fund’s cash reserves hindered performance as equity markets generally advanced over the period.

Describe recent portfolio activity.

•

During the six-month period, there were relatively few significant changes to the Fund’s holdings or allocations. However, the Fund reduced exposure to companies with larger proportions of revenue derived from euro-zone markets given concerns about a continued economic slowdown in the region. The Fund built positions in select higher-quality companies in the consumer discretionary and financials sectors, based on relatively attractive equity valuations and opportunities for strong dividend growth in those sectors. The Fund’s cash position gradually increased over the period to provide liquidity ahead of the upcoming corporate earnings season and more clarity on the outlook for 2012.

Describe portfolio positioning at period end.

•

At period end, the Fund was positioned to benefit from the proliferation of middle class populations in emerging markets. Relative to the Russell 1000® Value Index, the Fund was overweight in materials, industrials and consumer staples with a focus on industry leaders with strong brand recognition and early market penetration. The Fund was underweight in consumer discretionary, financials and health care. In these sectors, the Fund’s holdings were concentrated in higher quality companies with elevated levels of cash. Overall, the Fund’s period-end positioning reflected a conservative stance in light of uncertainties relating to the ongoing European debt crisis, US partisan politics and domestic defense spending.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Portfolio Information

Ten Largest Holdings	Percent of Long-Term Investments
Chevron Corp.	3%
JPMorgan Chase & Co.	2
Wells Fargo & Co.	2
ExxonMobil Corp.	2
BHP Billiton Ltd.	2
Caterpillar, Inc.	2
International Business Machines Corp.	2
Deere & Co.	2
Pfizer, Inc.	2
Philip Morris International, Inc.	2

Sector Allocations	Percent of Long-Term Investments
Industrials	15%
Financials	15
Energy	14
Consumer Staples	13
Consumer Discretionary	9
Materials	9
Utilities	8
Health Care	7
Telecommunication Services	6
Information Technology	4

For Fund compliance purposes, the Fund’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

4	SEMI-ANNUAL REPORT	JANUARY 31, 2012

BlackRock Equity Dividend Fund

Total Return Based on a $10,000 Investment

[1]	Assuming maximum sales charge, transaction costs and other operating expenses, including investment advisory fees, if any. Institutional Shares do not have a sales charge.

[2]	Under normal circumstances, the Fund invests at least 80% of its assets in equity securities and at least 80% of its assets in dividend paying securities.

[3]

This unmanaged index covers 500 industrial, utility, transportation and financial companies of the US markets (mostly New York Stock Exchange (“NYSE”) issues), representing about 75% of NYSE market capitalization and 30% of NYSE issues.

[4]	This unmanaged broad-based index is a subset of the Russell 1000® Index consisting of those Russell 1000® securities with lower price-to-book ratios and lower forecasted growth values.

Performance Summary for the Period Ended January 31, 2012

		Average Annual Total Returns[5]
		1 Year		5 Years		10 Years
	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	3.67%	6.67%	N/A	2.87%	N/A	7.24%	N/A
Service	3.61	6.43	N/A	2.63	N/A	6.97	N/A
Investor A	3.59	6.40	0.81%	2.59	1.49%	6.96	6.38%
Investor B	3.13	5.53	1.03	1.78	1.40	6.29	6.29
Investor C	3.19	5.64	4.64	1.83	1.83	6.15	6.15
Investor C1	3.20	5.76	4.76	2.04	2.04	6.38	6.38
Class R	3.42	6.04	N/A	2.26	N/A	6.75	N/A
S&P 500® Index	2.71	4.22	N/A	0.33	N/A	3.52	N/A
Russell 1000® Value Index	1.74	1.88	N/A	(2.16)	N/A	4.36	N/A

[5]

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 8 for a detailed description of share classes, including any related sales charges and fees.

N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Expense Example

	Actual			Hypothetical[7]
	Beginning Account Value August 1, 2011	Ending Account Value January 31, 2012	Expenses Paid During the Period[6]	Beginning Account Value August 1, 2011	Ending Account Value January 31, 2012	Expenses Paid During the Period[6]	Annualized Expense Ratio
Institutional	$1,000.00	$1,036.70	$3.48	$1,000.00	$1,021.72	$3.46	0.68%
Service	$1,000.00	$1,036.10	$4.61	$1,000.00	$1,020.61	$4.57	0.90%
Investor A	$1,000.00	$1,035.90	$4.91	$1,000.00	$1,020.29	$4.88	0.96%
Investor B	$1,000.00	$1,031.30	$9.19	$1,000.00	$1,016.07	$9.12	1.80%
Investor C	$1,000.00	$1,031.90	$8.78	$1,000.00	$1,016.51	$8.72	1.72%
Investor C1	$1,000.00	$1,032.00	$6.32	$1,000.00	$1,017.19	$8.01	1.58%
Class R	$1,000.00	$1,034.20	$6.49	$1,000.00	$1,018.75	$6.44	1.27%

[6]

For Institutional, Service, Investor A, Investor B, Investor C and Class R shares of the Fund, expenses are equal to the annualized expense ratio for Institutional, Service, Investor A, Investor B, Investor C and Class R shares, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period shown). For Investor C1 Shares of the Fund, expenses are equal to the annualized expense ratio for Investor C1 Shares, multiplied by the average account value over the period, multiplied by 144/366.

[7]

Hypothetical 5% annual return before expenses is calculated by pro rating the number of days in the most recent fiscal half year divided by 366. See “Disclosure of Expenses” on page 9 for further information on how expenses were calculated.

SEMI-ANNUAL REPORT	JANUARY 31, 2012	5

Fund Summary as of January 31, 2012	BlackRock Natural Resources Trust

Investment Objective

BlackRock Natural Resources Trust’s (the “Fund”) investment objective is to seek long-term growth of capital and to protect the purchasing power of shareholders’ capital by investing in a portfolio of equity securities of domestic and foreign companies with substantial natural resource assets.

Portfolio Management Commentary

How did the Fund perform?

•

For the six-month period ended January 31, 2012, the Fund underperformed its benchmark, the MSCI Natural Resources Index, and the broad-market S&P 500® Index. The following discussion of relative performance pertains to the MSCI Natural Resources Index.

What factors influenced performance?

•

The Fund’s underweight in the integrated oil & gas segment, which is heavily represented in the MSCI Natural Resources Index, was the largest detractor from relative performance for the period. The most significant element of this detractor was the Fund’s underweight in ExxonMobil Corp., which performed well given its “safe haven” characteristics sought by investors in the energy markets. It is worth noting that ExxonMobil Corp. remained a top-ten holding in the Fund during the period, however, the stock represents a 10% position in the benchmark index and thus the Fund’s weighting will generally be lower by comparison. Also detracting from performance was the Fund’s underweight allocation to the high-yielding oil & gas storage & transportation segment, which benefited from increased investor demand for income during a period of heightened market volatility.

•

Contributing positively to relative performance was the Fund’s underweight exposure to base metals, which came under pressure, especially in the fourth quarter of 2011, due to continued uncertainty relating to world economic growth, particularly in emerging markets.

Describe recent portfolio activity.

•

During the six-month period, the Fund reduced its position in Aluminum Corp. of China Ltd. and CNOOC Ltd. based on a less favorable outlook for aluminum and alumina in China. The Fund took profits on its position in Brigham Exploration Co. following the announcement that the company received an offer to be acquired. The Fund added to its holdings Legacy Oil + Gas, Inc., a small Canadian light oil producer.

Describe portfolio positioning at period end.

•

At period end, the Fund held a sector overweight in energy and underweight in materials as compared to the MSCI Natural Resources Index. In energy, the Fund maintained an emphasis on oil-related names in the United States and Canada, with its largest overweight positions in the oil & gas exploration & production and energy equipment & services segments. The Fund’s most significant underweight in the sector remained in the integrated oil & gas segment, largely as a result of actively avoiding gas-related names. In materials, the Fund remained underweight in the metals & mining industry, particularly within diversified metals & mining companies.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Portfolio Information

Ten Largest Holdings	Percent of Long-Term Investments
EOG Resources, Inc.	5%
National Oilwell Varco, Inc.	4
Apache Corp.	4
ExxonMobil Corp.	3
Chevron Corp.	3
FMC Technologies, Inc.	3
Occidental Petroleum Corp.	3
Suncor Energy, Inc.	3
Devon Energy Corp.	3
Murphy Oil Corp.	3

Industry Allocations	Percent of Long-Term Investments
Oil & Gas Exploration & Production	26%
Integrated Oil & Gas	15
Energy Equipment & Services	14
Oil, Gas & Consumable Fuels	12
Oil & Gas Equipment & Services	10
Metals & Mining	9
Canadian Independents	6
Oil & Gas Drilling	4
Gold	2
Oil & Gas Producers	1
Chemicals	1

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

6	SEMI-ANNUAL REPORT	JANUARY 31, 2012

BlackRock Natural Resources Trust

Total Return Based on a $10,000 Investment

[1]	Assuming maximum sales charge, transaction costs and other operating expenses, including investment advisory fees, if any. Institutional Shares do not have a sales charge.

[2]

Under normal circumstances, the Fund invests at least 80% of its assets in companies with substantial natural resource assets or in securities the value of which is related to the market value of some natural resource asset.

[3]

This unmanaged index covers 500 industrial, utility, transportation and financial companies of the US markets (mostly NYSE issues), representing about 75% of NYSE market capitalization and 30% of NYSE issues.

[4]	This unmanaged index is an index consisting primarily of equity securities of companies engaged in the natural resources industry.

Performance Summary for the Period Ended January 31, 2012

		Average Annual Total Returns[5]
		1 Year		5 Years		10 Years
	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	(9.66)%	(7.76)%	N/A	5.43%	N/A	14.38%	N/A
Investor A	(9.77)	(7.99)	(12.82)%	5.14	4.02%	14.09	13.48%
Investor B	(10.13)	(8.70)	(12.81)	4.34	4.00	13.39	13.39
Investor C	(10.13)	(8.70)	(9.62)	4.31	4.31	13.20	13.20
S&P 500® Index	2.71	4.22	N/A	0.33	N/A	3.52	N/A
MSCI Natural Resources Index	(7.01)	(4.70)	N/A	3.82	N/A	11.09	N/A

[5]

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 8 for a detailed description of share classes, including any related sales charges and fees.

N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Expense Example

	Actual			Hypothetical[7]
	Beginning Account Value August 1, 2011	Ending Account Value January 31, 2012	Expenses Paid During the Period[6]	Beginning Account Value August 1, 2011	Ending Account Value January 31, 2012	Expenses Paid During the Period[6]	Annualized Expense Ratio
Institutional	$1,000.00	$903.40	$4.02	$1,000.00	$1,020.90	$4.27	0.84%
Investor A	$1,000.00	$902.20	$5.26	$1,000.00	$1,019.62	$5.58	1.10%
Investor B	$1,000.00	$898.50	$9.07	$1,000.00	$1,015.57	$9.63	1.90%
Investor C	$1,000.00	$898.70	$8.97	$1,000.00	$1,015.69	$9.53	1.88%

[6]

For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period shown).

[7]

Hypothetical 5% annual return before expenses is calculated by pro rating the number of days in the most recent fiscal half year divided by 366.

See “Disclosure of Expenses” on page 9 for further information on how expenses were calculated.

SEMI-ANNUAL REPORT	JANUARY 31, 2012	7

About Fund Performance

•	Institutional Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to eligible investors.

•

Service Shares (available only to BlackRock Equity Dividend Fund) are not subject to any sales charge. These shares are subject to a service fee of 0.25% per year (but no distribution fee) and are available only to eligible investors. Prior to October 2, 2006, Service Share performance results are those of Institutional Shares (which have no distribution or service fees) restated to reflect the Service Share fees.

•	Investor A Shares incur a maximum initial sales charge (front-end load) of 5.25% and a service fee of 0.25% per year (but no distribution fee).

•

Investor B Shares are subject to a maximum contingent deferred sales charge (“CDSC”) of 4.50% declining to 0% after six years. In addition, these shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. These shares automatically convert to Investor A Shares after approximately eight years. (There is no initial sales charge for automatic share conversions.) All returns for periods greater than eight years reflect this conversion.

•	Investor C Shares are subject to a 1.00% CDSC if redeemed within one year of purchase. In addition, these shares are subject to a distribution fee of 0.75% and a service fee of 0.25% per year.

•

Investor C1 Shares (available only to BlackRock Equity Dividend Fund) are subject to a distribution fee of 0.55% per year and a service fee of 0.25% per year. In addition, these shares are subject to a 1.00% CDSC if redeemed within one year of purchase. Prior to September 12, 2011, Investor C1 Shares performance results are those of the Fund’s Institutional Shares (which have no distribution or service fees) restated to reflect Investor C1 Shares’ fees.

•

Class R Shares (available only to BlackRock Equity Dividend Fund) do not incur a maximum initial sales charge (front-end load) or CDSC. These shares are subject to a distribution fee of 0.25% per year and a service fee of 0.25% per year. Class R Shares are available only to certain retirement plans. Prior to January 3, 2003, Class R Share performance results are those of Institutional Shares (which have no distribution or service fees) restated to reflect the Class R Share fees.

Investor B and C1 Shares of the Funds are only available for purchase through exchanges, dividend reinvestment by existing shareholders or for purchase by certain qualified employee benefit plans.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com/funds to obtain performance data current to the most recent month end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in the performance tables on the previous pages assume reinvestment of all dividends and capital gain distributions, if any, at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders. The Funds’ investment advisor waived a portion of its investment advisory fee. Without such a waiver, the Funds’ performance would have been lower.

8	SEMI-ANNUAL REPORT	JANUARY 31, 2012

Disclosure of Expenses

Shareholders of the Funds may incur the following charges: (a) expenses related to transactions, including sales charges and exchange fees; and (b) operating expenses, including advisory fees, service and distribution fees, including 12b-1 fees, and other Fund expenses. The expense examples on the previous pages (which are based on a hypothetical investment of $1,000 invested on August 1, 2011 and held through January 31, 2012) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The tables provide information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund and share class under the heading entitled “Expenses Paid During the Period.”

The tables also provide information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds’ shareholder reports.

The expenses shown in the tables are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges or exchange fees, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Derivative Financial Instruments

The Funds may invest in various derivative financial instruments, including financial futures contracts and foreign currency exchange contracts as specified in Note 2 of the Notes to Financial Statements, which may constitute forms of economic leverage. Such derivative financial instruments are used to obtain exposure to a market without owning or taking physical custody of securities or to hedge market, equity, foreign currency exchange rate and/or other risks. Derivative financial instruments involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the derivative financial instrument.

The Funds’ ability to use a derivative financial instrument successfully depends on the investment advisor’s ability to predict pertinent market movements accurately, which cannot be assured. The use of derivative financial instruments may result in losses greater than if they had not been used, may require a Fund to sell or purchase portfolio investments at inopportune times or for distressed values, may limit the amount of appreciation a Fund can realize on an investment, may result in lower dividends paid to shareholders or may cause a Fund to hold an investment that it might otherwise sell. The Funds’ investments in these instruments are discussed in detail in the Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2012	9

Schedule of Investments January 31, 2012 (Unaudited)	BlackRock Equity Dividend Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 5.1%
General Dynamics Corp.	2,317,900	$160,305,964
Honeywell International, Inc.	2,477,500	143,794,100
Northrop Grumman Corp.	2,455,100	142,518,555
Raytheon Co.	4,438,500	213,003,615
Rockwell Collins, Inc.	654,500	37,889,005
United Technologies Corp.	3,288,300	257,638,305
		955,149,544
Air Freight & Logistics — 0.8%
United Parcel Service, Inc., Class B	1,865,000	141,087,250
Auto Components — 0.4%
Johnson Controls, Inc.	2,538,000	80,632,260
Beverages — 2.1%
The Coca-Cola Co.	3,126,900	211,159,557
Diageo Plc	8,050,400	178,186,981
		389,346,538
Capital Markets — 0.2%
The Bank of New York Mellon Corp.	1,471,268	29,616,625
Chemicals — 3.2%
Air Products & Chemicals, Inc.	97,571	8,589,175
The Dow Chemical Co.	3,223,800	108,029,538
E.I. du Pont de Nemours & Co.	5,390,400	274,317,456
Olin Corp.	3,393,300	75,331,260
Praxair, Inc.	1,200,600	127,503,720
		593,771,149
Commercial Banks — 6.5%
The Bank of Nova Scotia	3,301,000	169,642,495
M&T Bank Corp.	455,100	36,289,674
National Bank of Canada	2,735,200	205,187,737
The Toronto-Dominion Bank	2,038,300	157,624,197
U.S. Bancorp	8,368,900	236,170,358
Wells Fargo & Co.	13,667,800	399,236,438
		1,204,150,899
Consumer Finance — 1.0%
American Express Co.	3,568,500	178,924,590
Containers & Packaging — 0.5%
Packaging Corp. of America	1,022,300	28,767,522
Temple-Inland, Inc.	1,902,800	60,680,292
		89,447,814
Diversified Financial Services — 2.6%
Bank of America Corp.	9,863,100	70,323,903
JPMorgan Chase & Co.	11,118,050	414,703,265
		485,027,168

Common Stocks	Shares	Value
Diversified Telecommunication Services — 4.9%
AT&T, Inc.	9,419,565	$277,029,407
BCE, Inc.	1,481,873	60,460,418
CenturyLink, Inc.	6,612,618	244,865,244
Verizon Communications, Inc.	7,175,221	270,218,823
Windstream Corp.	4,213,083	50,851,912
		903,425,804
Electric Utilities — 3.9%
American Electric Power Co., Inc.	2,025,000	80,109,000
Duke Energy Corp.	3,206,252	68,325,230
Edison International	1,473,200	60,460,128
FirstEnergy Corp.	1,334,000	56,321,480
ITC Holdings Corp.	570,100	42,022,071
NextEra Energy, Inc.	2,324,900	139,145,265
Northeast Utilities, Inc.	1,639,400	56,969,150
PPL Corp.	1,455,700	40,453,903
The Southern Co.	3,907,500	178,025,700
		721,831,927
Electrical Equipment — 0.3%
Rockwell Automation, Inc.	751,400	58,511,518
Energy Equipment & Services — 0.5%
Schlumberger Ltd.	1,333,500	100,239,195
Food & Staples Retailing — 0.6%
Wal-Mart Stores, Inc.	1,954,900	119,952,664
Food Products — 4.2%
General Mills, Inc.	3,660,800	145,809,664
H.J. Heinz Co.	1,977,300	102,523,005
Kraft Foods, Inc.	4,796,303	183,698,405
Mead Johnson Nutrition Co.	2,160,519	160,072,853
Unilever NV — ADR	5,721,800	190,822,030
		782,925,957
Gas Utilities — 0.1%
AGL Resources, Inc.	220,900	9,169,559
Hotels, Restaurants & Leisure — 1.6%
McDonald’s Corp.	3,101,750	307,228,338
Household Products — 1.8%
Kimberly-Clark Corp.	1,771,600	126,775,696
The Procter & Gamble Co.	3,225,300	203,322,912
		330,098,608
Independent Power Producers & Energy Traders — 0.5%
International Power Plc	16,727,600	88,539,787
Industrial Conglomerates — 2.3%
3M Co.	1,699,500	147,363,645
General Electric Co.	14,857,303	277,980,139
		425,343,784

Portfolio Abbreviation
To simplify the listings of portfolio holdings in the Schedules of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

ADR	American Depositary Receipts
CAD	Canadian Dollar
USD	US Dollar

See Notes to Financial Statements.

10	SEMI-ANNUAL REPORT	JANUARY 31, 2012

Schedule of Investments (continued)	BlackRock Equity Dividend Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Insurance — 3.4%
ACE Ltd.	1,660,400	$115,563,840
Chubb Corp.	2,669,100	179,924,031
Prudential Financial, Inc.	2,116,300	121,137,012
The Travelers Cos., Inc.	3,868,694	225,544,860
		642,169,743
IT Services — 2.1%
Automatic Data Processing, Inc.	847,300	46,415,094
International Business Machines Corp.	1,813,200	349,222,320
		395,637,414
Leisure Equipment & Products — 0.5%
Mattel, Inc.	2,962,500	91,837,500
Machinery — 3.8%
Caterpillar, Inc.	3,473,900	379,071,968
Deere & Co.	3,880,400	334,296,460
		713,368,428
Media — 1.6%
Comcast Corp., Special Class A	7,486,200	190,823,238
Time Warner Cable, Inc.	596,397	43,966,387
Walt Disney Co.	1,660,900	64,609,010
		299,398,635
Metals & Mining — 3.6%
Barrick Gold Corp.	1,824,900	90,016,510
BHP Billiton Ltd.	9,724,700	385,179,041
Rio Tinto Ltd.	1,717,629	126,022,007
Southern Copper Corp.	1,931,700	67,010,673
		668,228,231
Multi-Utilities — 2.4%
Consolidated Edison, Inc.	720,200	42,462,992
Dominion Resources, Inc.	3,356,274	167,947,951
Public Service Enterprise Group, Inc.	3,881,100	117,752,574
Sempra Energy	1,008,800	57,400,720
Wisconsin Energy Corp.	1,712,900	58,238,600
		443,802,837
Oil, Gas & Consumable Fuels — 12.4%
Cameco Corp.	998,300	23,157,932
Chevron Corp.	5,237,338	539,864,801
ConocoPhillips	2,319,398	158,206,138
Consol Energy, Inc.	505,500	18,066,570
Enbridge, Inc.	6,299,500	237,040,127
EQT Corp.	2,124,500	107,329,740
ExxonMobil Corp.	4,633,306	387,993,044
Kinder Morgan, Inc. (a)	1,000,700	32,492,729
Marathon Oil Corp.	3,424,700	107,501,333
Marathon Petroleum Corp.	1,756,300	67,125,786
Murphy Oil Corp.	236,900	14,119,240
Occidental Petroleum Corp.	1,822,700	181,850,779
Peabody Energy Corp.	551,900	18,814,271
Royal Dutch Shell Plc, Class A	1,571,000	55,734,054
Spectra Energy Corp.	2,768,576	87,182,458
Total SA — ADR	5,220,600	276,535,182
		2,313,014,184
Paper & Forest Products — 0.6%
MeadWestvaco Corp.	3,786,100	111,462,784

Common Stocks	Shares	Value
Pharmaceuticals — 6.2%
Abbott Laboratories	2,496,500	$135,185,475
Bristol-Myers Squibb Co.	7,970,166	256,958,152
Johnson & Johnson	3,372,400	222,274,884
Merck & Co., Inc.	6,051,700	231,538,042
Pfizer, Inc.	14,828,968	317,339,915
		1,163,296,468
Real Estate Investment Trusts (REITs) — 0.3%
American Tower Corp., Class A	14,900	946,299
Weyerhaeuser Co.	3,026,378	60,588,088
		61,534,387
Road & Rail — 1.7%
Canadian National Railway Company	2,455,700	185,208,894
Union Pacific Corp.	1,163,600	133,011,116
		318,220,010
Semiconductors & Semiconductor Equipment — 0.9%
Intel Corp.	6,539,016	172,760,803
Software — 1.1%
Microsoft Corp.	6,770,630	199,936,704
Specialty Retail — 2.6%
Home Depot, Inc.	6,309,928	280,097,704
Limited Brands, Inc.	4,909,400	205,507,484
		485,605,188
Textiles, Apparel & Luxury Goods — 1.1%
VF Corp.	1,559,200	205,019,208
Tobacco — 2.9%
Altria Group, Inc.	3,200,100	90,882,840
Lorillard, Inc.	1,263,100	135,644,309
Philip Morris International, Inc.	4,151,100	310,377,747
		536,904,896
Water Utilities — 0.6%
American Water Works Co., Inc.	3,362,800	113,427,244
Wireless Telecommunication Services — 0.7%
Millicom International Cellular S.A.	385,950	38,201,331
Rogers Communications, Inc., Class B	575,600	22,129,630
Vodafone Group Plc — ADR	2,750,293	74,505,437
		134,836,398
Total Common Stocks — 91.6%		17,064,882,040

Preferred Stocks
Oil, Gas & Consumable Fuels — 0.1%
Apache Corp., 6.00% (b)	250,000	14,357,500
Total Preferred Stocks — 0.1%		14,357,500
Total Long-Term Investments (Cost — $14,797,540,408) — 91.7%		17,079,239,540

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2012	11

Schedule of Investments (continued)	BlackRock Equity Dividend Fund
(Percentages shown are based on Net Assets)

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.15%, (c)(d)	1,484,490,782	$1,484,490,782
	Beneficial Interest (000)
BlackRock Liquidity Series, LLC Money Market Series, 0.24% (c)(d)(e)	$30,130	30,130,380
Total Short-Term Securities (Cost — $1,514,621,162) — 8.1%		1,514,621,162
Total Investments (Cost — $16,312,161,570) — 99.8%		18,593,860,702
Other Assets Less Liabilities — 0.2%		37,141,179
Net Assets — 100.0%		$18,631,001,881

(a)	Security, or a portion of security, is on loan.
(b)	Convertible security.
(c)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at July 31, 2011	Net Activity	Shares/ Beneficial Interest Held at January 31, 2012	Realized Gain	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	1,084,499,703	399,991,079	1,484,490,782	$19,355	$555,712
BlackRock Liquidity Funds, TempCash, Institutional Class	—	—	—	—	$140
BlackRock Liquidity Series, LLC Money Market Series	—	$30,130,380	$30,130,380	—	$596,591

(d)	Represents the current yield as of report date.

(e)	Security was purchased with the cash collateral from loaned securities.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one of more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	Foreign currency exchange contracts as of January 31, 2012 were as follows:

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Depreciation
USD 1,450,615	CAD 1,459,000	Citibank NA	2/01/12	$(4,456)

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

See Notes to Financial Statements.

12	SEMI-ANNUAL REPORT	JANUARY 31, 2012

Schedule of Investments (concluded)	BlackRock Equity Dividend Fund

The following tables summarize the inputs used as of January 31, 2012 in determining the fair valuation of the Fund’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Aerospace & Defense	$955,149,544	—	—	$955,149,544
Air Freight & Logistics	141,087,250	—	—	141,087,250
Auto Components	80,632,260	—	—	80,632,260
Beverages	211,159,557	$178,186,981	—	389,346,538
Capital Markets	29,616,625	—	—	29,616,625
Chemicals	593,771,149	—	—	593,771,149
Commercial Banks	1,204,150,899	—	—	1,204,150,899
Consumer Finance	178,924,590	—	—	178,924,590
Containers & Packaging	89,447,814	—	—	89,447,814
Diversified Financial Services	485,027,168	—	—	485,027,168
Diversified Telecommunication Services	903,425,804	—	—	903,425,804
Electric Utilities	721,831,927	—	—	721,831,927
Electrical Equipment	58,511,518	—	—	58,511,518
Energy Equipment & Services	100,239,195	—	—	100,239,195
Food & Staples Retailing	119,952,664	—	—	119,952,664
Food Products	782,925,957	—	—	782,925,957
Gas Utilities	9,169,559	—	—	9,169,559
Hotels, Restaurants & Leisure	307,228,338	—	—	307,228,338
Household Products	330,098,608	—	—	330,098,608
Independent Power Producers & Energy Traders	—	88,539,787	—	88,539,787
Industrial Conglomerates	425,343,784	—	—	425,343,784
Insurance	642,169,743	—	—	642,169,743
IT Services	395,637,414	—	—	395,637,414
Leisure Equipment & Products	91,837,500	—	—	91,837,500
Machinery	713,368,428	—	—	713,368,428
Media	299,398,635	—	—	299,398,635
Metals & Mining	157,027,183	511,201,048	—	668,228,231
Multi-Utilities	443,802,837	—	—	443,802,837
Oil, Gas & Consumable Fuels	2,257,280,130	55,734,054	—	2,313,014,184
Paper & Forest Products	111,462,784	—	—	111,462,784
Pharmaceuticals	1,163,296,468	—	—	1,163,296,468
Real Estate Investment Trusts (REITs)	61,534,387	—	—	61,534,387
Road & Rail	318,220,010	—	—	318,220,010
Semiconductors & Semiconductor Equipment	172,760,803	—	—	172,760,803
Software	199,936,704	—	—	199,936,704
Specialty Retail	485,605,188	—	—	485,605,188
Textiles, Apparel & Luxury Goods	205,019,208	—	—	205,019,208
Tobacco	536,904,896	—	—	536,904,896
Water Utilities	113,427,244	—	—	113,427,244
Wireless Telecommunication Services	134,836,398	—	—	134,836,398
Preferred Stocks:
Oil, Gas & Consumable Fuels	14,357,500	—	—	14,357,500
Short-Term Securities	1,484,490,782	30,130,380	—	1,514,621,162
Total	$17,730,068,452	$863,792,250	—	$18,593,860,702

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Liabilities:
Foreign currency exchange contracts	—	$(4,456)	—	$(4,456)

[1]	Derivative financial instruments are foreign currency exchange contracts, which are valued at the unrealized appreciation on the instrument.

See Notes to Financial Statements.
SEMI-ANNUAL REPORT	JANUARY 31, 2012	13

Schedule of Investments January 31, 2012 (Unaudited)	BlackRock Natural Resources Trust
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Canadian Independents — 6.1%
Canadian Natural Resources Ltd.	245,500	$9,725,003
Crew Energy, Inc. (a)	330,000	4,508,826
Encana Corp.	155,922	2,987,196
Husky Energy, Inc.	82,700	2,019,869
Nexen, Inc.	78,400	1,405,054
Niko Resources Ltd.	25,200	1,231,224
Pan Orient Energy Corp. (a)	224,000	766,251
Paramount Resources Ltd., Class A (a)	25,000	860,178
Progress Energy Resources Corp.	177,453	1,879,476
Talisman Energy, Inc.	758,900	9,067,141
		34,450,218
Chemicals — 0.9%
E.I. du Pont de Nemours & Co.	56,000	2,849,840
Praxair, Inc.	22,800	2,421,360
		5,271,200
Energy Equipment & Services — 14.0%
Cameron International Corp. (a)	234,900	12,496,680
Dresser-Rand Group, Inc. (a)	242,600	12,428,398
Dril-Quip, Inc. (a)	98,600	6,504,642
Ensco Plc — ADR	82,081	4,320,744
National Oilwell Varco, Inc.	302,201	22,356,830
Noble Corp. (a)	189,100	6,588,244
Seahawk Drilling, Inc. (a)	4,713	6,032
Subsea 7 — ADR (a)	71,329	1,443,699
Tesco Corp. (a)	41,900	581,572
Transocean Ltd.	179,609	8,495,506
Trican Well Service Ltd.	88,300	1,468,878
Weatherford International Ltd. (a)	165,052	2,762,970
		79,454,195
Gold — 1.9%
Barrick Gold Corp.	63,100	3,112,522
Eldorado Gold Corp.	510,100	7,727,555
		10,840,077
Integrated Oil & Gas — 14.8%
Chevron Corp.	182,291	18,790,556
ConocoPhillips	141,975	9,684,115
ExxonMobil Corp.	233,890	19,585,948
Hess Corp.	109,800	6,181,740
Marathon Oil Corp.	184,500	5,791,455
Marathon Petroleum Corp.	89,800	3,432,156
Murphy Oil Corp.	238,800	14,232,480
Total SA — ADR	128,200	6,790,754
		84,489,204
Metals & Mining — 8.9%
Alcoa, Inc.	25,000	254,000
AuRico Gold, Inc. (a)	151,600	1,434,810
BHP Billiton Ltd.	69,900	2,768,621
Cliffs Natural Resources, Inc.	81,400	5,881,150
First Quantum Minerals Ltd.	303,500	6,646,913
Franco-Nevada Corp.	75,000	3,388,352
Goldcorp, Inc.	170,582	8,250,950
HudBay Minerals, Inc.	225,400	2,632,327
Inmet Mining Corp.	13,900	928,792
Newcrest Mining Ltd.	176,600	6,321,114

Common Stocks	Shares	Value
Metals & Mining (concluded)
Newmont Mining Corp.	10,800	$663,984
Southern Copper Corp.	173,300	6,011,777
Vale SA — ADR	219,500	5,553,350
		50,736,140
Oil & Gas Drilling — 3.6%
Helmerich & Payne, Inc.	120,000	7,405,200
Nabors Industries Ltd. (a)	130,400	2,428,048
Rowan Cos., Inc. (a)	63,100	2,146,031
Saipem SpA	179,400	8,415,660
		20,394,939
Oil & Gas Equipment & Services — 9.3%
Baker Hughes, Inc.	128,780	6,326,961
Exterran Holdings, Inc. (a)	521	4,835
FMC Technologies, Inc. (a)	359,600	18,379,156
Halliburton Co.	236,300	8,691,114
Schlumberger Ltd.	179,715	13,509,177
Technip SA — ADR	259,900	6,151,833
		53,063,076
Oil & Gas Exploration & Production — 25.5%
Anadarko Petroleum Corp.	168,100	13,569,032
Apache Corp.	216,712	21,428,483
Cabot Oil & Gas Corp.	257,600	8,217,440
Carrizo Oil & Gas, Inc. (a)	74,600	1,812,034
Cimarex Energy Co.	55,894	3,263,092
Denbury Resources, Inc. (a)	69,113	1,303,471
Devon Energy Corp.	229,898	14,669,791
EOG Resources, Inc.	244,100	25,908,774
EXCO Resources, Inc.	123,600	971,496
Forest Oil Corp. (a)	54,700	711,100
Newfield Exploration Co. (a)	87,000	3,289,470
Noble Energy, Inc.	100,100	10,077,067
Occidental Petroleum Corp.	177,000	17,659,290
Pioneer Natural Resources Co.	76,300	7,576,590
Range Resources Corp.	198,000	11,388,960
Southwestern Energy Co. (a)	116,200	3,618,468
		145,464,558
Oil & Gas Producers — 1.1%
Whiting Petroleum Corp. (a)	124,900	6,256,241
Oil, Gas & Consumable Fuels — 11.4%
Arch Coal, Inc.	40,700	587,301
Berry Petroleum Co., Class A	87,000	3,915,870
Cenovus Energy, Inc.	155,922	5,689,824
CNOOC Ltd. — ADR	29,700	6,040,980
Coastal Energy Co. (a)	527,400	8,610,290
Consol Energy, Inc.	74,500	2,662,630
EQT Corp.	124,300	6,279,636
Legacy Oil + Gas, Inc. (a)	151,253	1,875,012
Lone Pine Resources, Inc. (a)	33,502	223,458
MEG Energy Corp. (a)(b)	49,400	2,224,897
Peabody Energy Corp.	157,000	5,352,130
PetroBakken Energy Ltd.	37,537	549,559
Petroleo Brasileiro SA — ADR	133,700	4,084,535
Suncor Energy, Inc.	428,204	14,750,340
Uranium Energy Corp. (acquired 10/21/10, cost $1,679,682) (a)(c)	494,024	1,778,487
WPX Energy, Inc. (a)	24,000	395,520
		65,020,469

See Notes to Financial Statements.

14	SEMI-ANNUAL REPORT	JANUARY 31, 2012

Schedule of Investments (continued)	BlackRock Natural Resources Trust
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Paper & Forest Products — 0.1%
Fibria Celulose SA — ADR	91,000	$727,090
Refining, Marketing & Transportation — 0.4%
Valero Energy Corp.	97,000	2,327,030
Utilities — 0.4%
Williams Cos., Inc.	72,000	2,075,040
Total Common Stocks — 98.4%		560,569,477

Investment Companies
Sprott Physical Silver Trust (a)	191,300	2,714,547
Total Investment Companies — 0.5%		2,714,547
Total Long-Term Investments (Cost — $302,013,832) — 98.9%		563,284,024

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.15% (d)(e)	3,947,020	3,947,020
Total Short-Term Securities (Cost — $3,947,020) — 0.7%		3,947,020
Total Investments (Cost — $305,960,852) — 99.6%		567,231,044
Other Assets Less Liabilities — 0.4%		2,464,753
Net Assets — 100.0%		$569,695,797

(a)	Non-income producing security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Restricted security as to resale. As of report date the Fund held 0.3% of its net assets with a current value of $1,778,487 in this security.

(d)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2011	Net Activity	Shares Held at January 31, 2012	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	29,870,267	(25,923,247)	3,947,020	$3,431

(e)	Represents the current yield as of report date.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one of more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	Foreign currency exchange contracts as of January 31, 2012 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Depreciation
USD	2,983	CAD	3,000	Citibank NA	2/01/12	$(9)
CAD	1,783,000	USD	1,788,521	Royal Bank of Scotland	2/02/12	(10,322)
Total						$(10,331)

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2012	15

Schedule of Investments (concluded)	BlackRock Natural Resources Trust

The following tables summarize the inputs used as of January 31, 2012 in determining the fair valuation of the Fund’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Canadian Independents	$34,450,218	—	—	$34,450,218
Chemicals	5,271,200	—	—	5,271,200
Energy Equipment & Services	79,448,163	$6,032	—	79,454,195
Gold	10,840,077	—	—	10,840,077
Integrated Oil & Gas	84,489,204	—	—	84,489,204
Metals & Mining	41,646,405	9,089,735	—	50,736,140
Oil & Gas Drilling	11,979,279	8,415,660	—	20,394,939
Oil & Gas Equipment & Services	53,063,076	—	—	53,063,076
Oil & Gas Exploration & Production	145,464,558	—	—	145,464,558
Oil & Gas Producers	6,256,241	—	—	6,256,241
Oil, Gas & Consumable Fuels	61,017,085	4,003,384	—	65,020,469
Paper & Forest Products	727,090	—	—	727,090
Refining, Marketing & Transportation	2,327,030	—	—	2,327,030
Utilities	2,075,040	—	—	2,075,040
Investment Companies	2,714,547	—	—	2,714,547
Short-Term Securities	3,947,020	—	—	3,947,020
Total	$545,716,233	$21,514,811	—	$567,231,044

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Liabilities:
Foreign currency exchange contracts	—	$(10,331)	—	$(10,331)

[1]	Derivative financial instruments are foreign currency exchange contracts, which are valued at the unrealized appreciation on the instrument.

See Notes to Financial Statements.

16	SEMI-ANNUAL REPORT	JANUARY 31, 2012

Statements of Assets and Liabilities

January 31, 2012 (Unaudited)	BlackRock Equity Dividend Fund	BlackRock Natural Resources Trust
Assets
Investments at value — unaffiliated[1,2]	$17,079,239,540	$563,284,024
Investments at value — affiliated[3]	1,514,621,162	3,947,020
Cash	3,863	—
Foreign currency at value[4]	2,633,389	3,857
Capital shares sold receivable	98,006,020	1,603,579
Investments sold receivable	43,951,269	11,545,607
Dividends receivable	27,850,108	127,107
Securities lending income receivable — affiliated	263,654	—
Prepaid expenses	71,358	7,671
Total assets	18,766,640,363	580,518,865

Liabilities
Collateral on securities loaned at value	30,130,380	—
Bank overdraft	—	14,446
Unrealized depreciation on foreign currency exchange contracts	4,456	10,331
Investments purchased payable	43,132,724	8,942,443
Capital shares redeemed payable	48,970,478	1,117,132
Investment advisory fees payable	8,465,617	290,137
Service and distribution fees payable	3,384,253	181,612
Officer’s and Trustees’ fees payable	141,053	1,746
Other affiliates payable	50,637	2,602
Other accrued expenses payable	1,358,884	262,619
Total liabilities	135,638,482	10,823,068
Net Assets	$18,631,001,881	$569,695,797

Net Assets Consist of
Paid-in capital	$16,683,953,108	$306,252,545
Undistributed (distributions in excess of) net investment income	11,355,040	(3,200,887)
Undistributed net realized gain (accumulated net realized loss)	(346,030,240)	5,384,293
Net unrealized appreciation/depreciation	2,281,723,973	261,259,846
Net Assets	$18,631,001,881	$569,695,797
[1] Investments at cost — unaffiliated	$14,797,540,408	$302,013,832
[2] Securities loaned at value	$29,674,333	—
[3] Investments at cost — affiliated	$1,514,621,162	$3,947,020
[4] Foreign currency at cost	$2,634,608	$3,792

Net Asset Value
Institutional:
Net assets	$8,852,905,413	$98,619,699
Shares outstanding	475,588,331	1,573,807
Net asset value	$18.61	$62.66
Par value per share	$0.10	$0.10
Shares authorized	Unlimited	Unlimited

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2012	17

Statements of Assets and Liabilities (concluded)

January 31, 2012 (Unaudited)	BlackRock Equity Dividend Fund	BlackRock Natural Resources Trust
Net Asset Value (concluded)
Service:
Net assets	$148,530,211	—
Shares outstanding	8,001,295	—
Net asset value	$18.56	—
Par value per share	$0.10	—
Shares authorized	Unlimited	—
Investor A:
Net assets	$7,022,583,755	$339,865,875
Shares outstanding	378,051,883	5,561,713
Net asset value	$18.58	$61.11
Par value per share	$0.10	$0.10
Shares authorized	Unlimited	Unlimited
Investor B:
Net assets	$52,225,383	$12,540,008
Shares outstanding	2,792,899	225,899
Net asset value	$18.70	$55.51
Par value per share	$0.10	$0.10
Shares authorized	Unlimited	Unlimited
Investor C:
Net assets	$1,821,702,480	$118,670,215
Shares outstanding	100,160,907	2,171,356
Net asset value	$18.19	$54.65
Par value per share	$0.10	$0.10
Shares authorized	Unlimited	Unlimited
Investor C1:
Net assets	$7,182,835	—
Shares outstanding	395,671	—
Net asset value	$18.15	—
Par value per share	$0.10	—
Shares authorized	Unlimited	—
Class R:
Net assets	$725,871,804	—
Shares outstanding	38,893,747	—
Net asset value	$18.66	—
Par value per share	$0.10	—
Shares authorized	Unlimited	—

See Notes to Financial Statements.

18	SEMI-ANNUAL REPORT	JANUARY 31, 2012

Statements of Operations

Six Months Ended January 31, 2012 (Unaudited)	BlackRock Equity Dividend Fund	BlackRock Natural Resources Trust
Investment Income
Dividends — unaffiliated	$252,182,504	$4,086,197
Foreign taxes withheld	(4,495,226)	(187,597)
Securities lending — affiliated	596,591	—
Dividends — affiliated	555,852	3,431
Total income	248,839,721	3,902,031

Expenses
Investment advisory	45,135,270	1,684,839
Service — Service	143,575	—
Service — Investor A	7,783,635	421,342
Service and distribution — Investor B	258,291	68,885
Service and distribution — Investor C	7,847,634	592,973
Service and distribution — Investor C1	22,157	—
Service and distribution — Class R	1,599,709	—
Transfer agent — Institutional	3,278,401	74,340
Transfer agent — Service	35,742	—
Transfer agent — Investor A	3,874,758	280,467
Transfer agent — Investor B	55,016	15,174
Transfer agent — Investor C	983,786	116,688
Transfer agent — Investor C1	5,184	—
Transfer agent — Class R	577,618	—
Accounting services	744,136	75,268
Registration	532,593	45,200
Custodian	272,787	21,680
Printing	184,587	19,367
Professional	127,482	30,630
Officer and Trustees	141,614	13,841
Reorganization	128,063	—
Miscellaneous	125,966	25,379
Total expenses	73,858,004	3,486,073
Less fees waived and/or reimbursed by advisor	(485,914)	(2,798)
Total expenses after fees waived	73,372,090	3,483,275
Net investment income	175,467,631	418,756

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments — unaffiliated	8,698,095	10,835,064
Investments — affiliated	19,355	—
Foreign currency transactions	(599,419)	2,634
	8,118,031	10,837,698
Net change in unrealized appreciation/depreciation on:
Investments	594,816,710	(83,243,712)
Foreign currency transactions	92,294	(10,312)
	594,909,004	(83,254,024)
Total realized and unrealized gain (loss)	603,027,035	(72,416,326)
Net Increase (Decrease) in Net Assets Resulting from Operations	$778,494,666	$(71,997,570)

See Notes to Financial Statements.
SEMI-ANNUAL REPORT	JANUARY 31, 2012	19

Statements of Changes in Net Assets

	BlackRock Equity Dividend Fund		BlackRock Natural Resources Trust
Increase (Decrease) in Net Assets:	Six Months Ended January 31, 2012 (Unaudited)	Year Ended July 31, 2011	Six Months Ended January 31, 2012 (Unaudited)	Year Ended July 31, 2011
Operations
Net investment income (loss)	$175,467,631	$215,341,650	$418,756	$(1,013,912)
Net realized gain	8,118,031	4,704,171	10,837,698	4,256,704
Net change in unrealized appreciation/depreciation	594,909,004	1,462,562,116	(83,254,024)	151,978,511
Net increase (decrease) in net assets resulting from operations	778,494,666	1,682,607,937	(71,997,570)	155,221,303

Dividends and Distributions to Shareholders From
Net investment income:
Institutional	(88,424,938)	(109,340,384)	(511,913)	—
Service	(1,463,653)	(980,247)	—	—
Investor A	(65,169,939)	(97,758,226)	(956,764)	—
Investor B	(309,308)	(674,631)	—	—
Investor C	(11,118,304)	(16,588,427)	—	—
Investor C1	(66,059)	—	—	—
Class R	(5,616,403)	(9,088,960)	—	—
Net realized gain:
Institutional	(3,265,416)	—	—	—
Service	(57,605)	—	—	—
Investor A	(2,730,896)	—	—	—
Investor B	(21,672)	—	—	—
Investor C	(698,467)	—	—	—
Investor C1	(3,009)	—	—	—
Class R	(275,856)	—	—	—
Decrease in net assets resulting from dividends and distributions to shareholders	(179,221,525)	(234,430,875)	(1,468,677)	—

Capital Share Transactions
Net increase in net assets derived from capital share transactions	3,814,736,849	4,204,892,084	(42,602,575)	40,193,340

Net Assets
Total increase in net assets	4,414,009,990	5,653,069,146	(116,068,822)	195,414,643
Beginning of period	14,216,991,891	8,563,922,745	685,764,619	490,349,976
End of period	$18,631,001,881	$14,216,991,891	$569,695,797	$685,764,619
Undistributed (accumulated) net investment income (loss)	$11,355,040	$8,056,013	$(3,200,887)	$(2,150,966)

See Notes to Financial Statements.

20	SEMI-ANNUAL REPORT	JANUARY 31, 2012

Financial Highlights	BlackRock Equity Dividend Fund

	Institutional
	Six Months Ended January 31, 2012 (Unaudited)

		Year Ended July 31,
		2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$18.17	$15.66	$14.22	$18.23	$19.57	$17.20
Net investment income[1]	0.22	0.37	0.37	0.37	0.45	0.39
Net realized and unrealized gain (loss)	0.44	2.53	1.38	(4.02)	(1.12)	2.60
Net increase (decrease) from investment operations	0.66	2.90	1.75	(3.65)	(0.67)	2.99
Dividends and distributions from:
Net investment income	(0.21)	(0.39)	(0.31)	(0.36)	(0.39)	(0.39)
Net realized gain	(0.01)	—	—	—	(0.27)	(0.23)
Tax return of capital	—	—	—	—	(0.01)	—
Total dividends and distributions	(0.22)	(0.39)	(0.31)	(0.36)	(0.67)	(0.62)
Net asset value, end of period	$18.61	$18.17	$15.66	$14.22	$18.23	$19.57

Total Investment Return[2]
Based on net asset value	3.67%[3]	18.62%	12.31%	(19.80)%	(3.67)%	17.68%

Ratios to Average Net Assets
Total expenses	0.69%[4]	0.75%	0.78%	0.77%	0.74%	0.76%
Total expenses after fees waived and/or reimbursed	0.68%[4]	0.75%	0.77%	0.76%	0.74%	0.76%
Net investment income	2.44%[4]	2.10%	2.37%	2.78%	2.31%	2.08%

Supplemental Data
Net assets, end of period (000)	$8,852,905	$6,122,019	$3,058,137	$1,651,607	$1,107,277	$496,465
Portfolio turnover	1%	5%	4%	7%	2%	9%

[1]	Based on average shares outstanding.

[2]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[3]	Aggregate total investment return.

[4]	Annualized.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2012	21

Financial Highlights (continued)	BlackRock Equity Dividend Fund

	Service
	Six Months Ended January 31, 2012 (Unaudited)					Period October 2, 2006[1] to July 31, 2007

		Year Ended July 31,
		2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$18.12	$15.63	$14.19	$18.19	$19.55	$17.34
Net investment income[2]	0.19	0.33	0.32	0.32	0.39	0.23
Net realized and unrealized gain (loss)	0.45	2.51	1.39	(3.98)	(1.11)	2.56
Net increase (decrease) from investment operations	0.64	2.84	1.71	(3.66)	(0.72)	2.79
Dividends and distributions from:
Net investment income	(0.19)	(0.35)	(0.27)	(0.34)	(0.36)	(0.35)
Net realized gain	(0.01)	—	—	—	(0.27)	(0.23)
Tax return of capital	—	—	—	—	(0.01)	—
Total dividends and distributions	(0.20)	(0.35)	(0.27)	(0.34)	(0.64)	(0.58)
Net asset value, end of period	$18.56	$18.12	$15.63	$14.19	$18.19	$19.55

Total Investment Return[3]
Based on net asset value	3.61%[4]	18.24%	12.07%	(19.95)%	(3.93)%	16.42%[4]

Ratios to Average Net Assets
Total expenses	0.91%[5]	1.01%	1.01%	1.01%	0.99%	1.02%[5]
Total expenses after fees waived and/or reimbursed	0.90%[5]	1.01%	1.00%	1.01%	0.99%	1.02%[5]
Net investment income	2.15%[5]	1.85%	2.10%	2.47%	2.02%	1.60%[5]

Supplemental Data
Net assets, end of period (000)	$148,530	$67,367	$37,479	$31,356	$9,688	$1,642
Portfolio turnover	1%	5%	4%	7%	2%	9%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Where applicable, total investment returns include the reinvestment of dividends and distributions.

[4]	Aggregate total investment return.

[5]	Annualized.

See Notes to Financial Statements.

22	SEMI-ANNUAL REPORT	JANUARY 31, 2012

Financial Highlights (continued)	BlackRock Equity Dividend Fund

	Investor A
	Six Months Ended January 31, 2012 (Unaudited)

		Year Ended July 31,
		2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$18.13	$15.63	$14.20	$18.20	$19.55	$17.19
Net investment income[1]	0.19	0.33	0.32	0.33	0.39	0.34
Net realized and unrealized gain (loss)	0.45	2.53	1.38	(4.01)	(1.12)	2.59
Net increase (decrease) from investment operations	0.64	2.86	1.70	(3.68)	(0.73)	2.93
Dividends and distributions from:
Net investment income	(0.18)	(0.36)	(0.27)	(0.32)	(0.34)	(0.34)
Net realized gain	(0.01)	—	—	—	(0.27)	(0.23)
Tax return of capital	—	—	—	—	(0.01)	—
Total dividends and distributions	(0.19)	(0.36)	(0.27)	(0.32)	(0.62)	(0.57)
Net asset value, end of period	$18.58	$18.13	$15.63	$14.20	$18.20	$19.55

Total Investment Return[2]
Based on net asset value	3.59%[3]	18.28%	11.96%	(20.03)%	(3.94)%	17.35%

Ratios to Average Net Assets
Total expenses	0.97%[4]	1.03%	1.05%	1.09%	1.02%	1.03%
Total expenses after fees waived and/or reimbursed	0.96%[4]	1.02%	1.04%	1.08%	1.02%	1.03%
Net investment income	2.18%[4]	1.85%	2.09%	2.46%	2.01%	1.80%

Supplemental Data
Net assets, end of period (000)	$7,022,584	$5,852,184	$4,055,036	$2,435,103	$1,733,008	$531,661
Portfolio turnover	1%	5%	4%	7%	2%	9%

[1]	Based on average shares outstanding.

[2]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[3]	Aggregate total investment return.

[4]	Annualized.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2012	23

Financial Highlights (continued)	BlackRock Equity Dividend Fund

	Investor B
	Six Months Ended January 31, 2012 (Unaudited)

		Year Ended July 31,
		2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$18.25	$15.73	$14.28	$18.27	$19.62	$17.24
Net investment income[1]	0.12	0.19	0.19	0.24	0.26	0.20
Net realized and unrealized gain (loss)	0.45	2.53	1.40	(4.03)	(1.16)	2.60
Net increase (decrease) from investment operations	0.57	2.72	1.59	(3.79)	(0.90)	2.80
Dividends and distributions from:
Net investment income	(0.11)	(0.20)	(0.14)	(0.20)	(0.17)	(0.19)
Net realized gain	(0.01)	—	—	—	(0.27)	(0.23)
Tax return of capital	—	—	—	—	(0.01)	—
Total dividends and distributions	(0.12)	(0.20)	(0.14)	(0.20)	(0.45)	(0.42)
Net asset value, end of period	$18.70	$18.25	$15.73	$14.28	$18.27	$19.62

Total Investment Return[2]
Based on net asset value	3.13%[3]	17.35%	11.10%	(20.62)%	(4.75)%	16.50%

Ratios to Average Net Assets
Total expenses	1.81%[4]	1.81%	1.84%	1.87%	1.80%	1.82%
Total expenses after fees waived and/or reimbursed	1.80%[4]	1.81%	1.83%	1.86%	1.80%	1.82%
Net investment income	1.38%[4]	1.10%	1.26%	1.73%	1.31%	1.05%

Supplemental Data
Net assets, end of period (000)	$52,225	$55,195	$57,788	$69,474	$100,597	$102,810
Portfolio turnover	1%	5%	4%	7%	2%	9%

[1]	Based on average shares outstanding.

[2]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[3]	Aggregate total investment return.

[4]	Annualized.

See Notes to Financial Statements.

24	SEMI-ANNUAL REPORT	JANUARY 31, 2012

Financial Highlights (continued)	BlackRock Equity Dividend Fund

	Investor C
	Six Months Ended January 31, 2012 (Unaudited)

		Year Ended July 31,
		2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$17.76	$15.33	$13.94	$17.87	$19.22	$16.92
Net investment income[1]	0.12	0.19	0.20	0.23	0.25	0.19
Net realized and unrealized gain (loss)	0.44	2.47	1.36	(3.94)	(1.11)	2.56
Net increase (decrease) from investment operations	0.56	2.66	1.56	(3.71)	(0.86)	2.75
Dividends and distributions from:
Net investment income	(0.12)	(0.23)	(0.17)	(0.22)	(0.21)	(0.22)
Net realized gain	(0.01)	—	—	—	(0.27)	(0.23)
Tax return of capital	—	—	—	—	(0.01)	—
Total dividends and distributions	(0.13)	(0.23)	(0.17)	(0.22)	(0.49)	(0.45)
Net asset value, end of period	$18.19	$17.76	$15.33	$13.94	$17.87	$19.22

Total Investment Return[2]
Based on net asset value	3.19%[3]	17.40%	11.15%	(20.62)%	(4.67)%	16.50%

Ratios to Average Net Assets
Total expenses	1.72%[4]	1.76%	1.79%	1.83%	1.76%	1.78%
Total expenses after fees waived and/or reimbursed	1.72%[4]	1.75%	1.78%	1.83%	1.76%	1.78%
Net investment income	1.43%[4]	1.11%	1.35%	1.73%	1.31%	1.04%

Supplemental Data
Net assets, end of period (000)	$1,821,702	$1,495,227	$942,989	$615,159	$570,963	$295,005
Portfolio turnover	1%	5%	4%	7%	2%	9%

[1]	Based on average shares outstanding.

[2]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[3]	Aggregate total investment return.

[4]	Annualized.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2012	25

Financial Highlights (continued)	BlackRock Equity Dividend Fund

Investor C1
Period September 12, 2011[1] to January 31, 2012 (Unaudited)
Per Share Operating Performance
Net asset value, beginning of period	$16.32
Net investment income[2]	0.09
Net realized and unrealized gain	1.91
Net increase from investment operations	2.00
Dividends and distributions from:
Net investment income	(0.16)
Net realized gain	(0.01)
Total dividends and distributions	(0.17)
Net asset value, end of period	$18.15

Total Investment Return[3]
Based on net asset value	12.32%[4]

Ratios to Average Net Assets
Total expenses	1.58%[5]
Total expenses after fees waived and/or reimbursed	1.58%[5]
Net investment income	1.35%[5]

Supplemental Data
Net assets, end of period (000)	$7,183
Portfolio turnover	1%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[4]	Aggregate total investment return.

[5]	Annualized.

See Notes to Financial Statements.

26	SEMI-ANNUAL REPORT	JANUARY 31, 2012

Financial Highlights (concluded)	BlackRock Equity Dividend Fund

	Class R
	Six Months Ended January 31, 2012 (Unaudited)

		Year Ended July 31,
		2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$18.21	$15.71	$14.27	$18.29	$19.66	$17.30
Net investment income[1]	0.17	0.27	0.30	0.29	0.33	0.27
Net realized and unrealized gain (loss)	0.44	2.52	1.37	(4.02)	(1.13)	2.61
Net increase (decrease) from investment operations	0.61	2.79	1.67	(3.73)	(0.80)	2.88
Dividends and distributions from:
Net investment income	(0.15)	(0.29)	(0.23)	(0.29)	(0.29)	(0.29)
Net realized gain	(0.01)	—	—	—	(0.27)	(0.23)
Tax return of capital	—	—	—	—	(0.01)	—
Total dividends and distributions	(0.16)	(0.29)	(0.23)	(0.29)	(0.57)	(0.52)
Net asset value, end of period	$18.66	$18.21	$15.71	$14.27	$18.29	$19.66

Total Investment Return[2]
Based on net asset value	3.42%[3]	17.85%	11.67%	(20.25)%	(4.26)%	16.96%

Ratios to Average Net Assets
Total expenses	1.28%[4]	1.36%	1.39%	1.46%	1.34%	1.37%
Total expenses after fees waived and/or reimbursed	1.27%[4]	1.34%	1.36%	1.38%	1.33%	1.36%
Net investment income	1.88%[4]	1.53%	1.79%	2.14%	1.68%	1.41%

Supplemental Data
Net assets, end of period (000)	$725,872	$625,000	$412,493	$217,370	$118,681	$32,259
Portfolio turnover	1%	5%	4%	7%	2%	9%

[1]	Based on average shares outstanding.

[2]	Where applicable, total investment returns include the reinvestment of dividends and distributions.

[3]	Aggregate total investment return.

[4]	Annualized.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2012	27

Financial Highlights	BlackRock Natural Resources Trust

	Institutional
	Six Months Ended January 31, 2012 (Unaudited)

		Year Ended July 31,
		2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$69.76	$52.59	$47.18	$71.61	$63.83	$55.85
Net investment income[1]	0.16	0.16	0.18	0.24	0.17	0.17
Net realized and unrealized gain (loss)	(6.91)	17.01	5.23	(23.88)	10.48	10.65
Net increase (decrease) from investment operations	(6.75)	17.17	5.41	(23.64)	10.65	10.82
Dividends and distributions from:
Net investment income	(0.35)	—	—	—	—	—
Net realized gain	—	—	—	(0.79)	(2.87)	(2.84)
Total dividends and distributions	(0.35)	—	—	(0.79)	(2.87)	(2.84)
Net asset value, end of period	$62.66	$69.76	$52.59	$47.18	$71.61	$63.83

Total Investment Return[2]
Based on net asset value	(9.66)%[3]	32.65%	11.47%	(32.68)%	16.86%	20.98%

Ratios to Average Net Assets
Total expenses	0.84%[4]	0.80%	0.83%	0.92%	0.80%	0.83%
Total expenses after fees waived	0.84%[4]	0.79%	0.82%	0.91%	0.80%	0.83%
Net investment income	0.55%[4]	0.25%	0.33%	0.54%	0.23%	0.32%

Supplemental Data
Net assets, end of period (000)	$98,620	$117,786	$65,221	$49,900	$87,353	$69,739
Portfolio turnover	2%	2%	3%	3%	4%	6%

[1]	Based on average shares outstanding.

[2]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[3]	Aggregate total investment return.

[4]	Annualized.

See Notes to Financial Statements.

28	SEMI-ANNUAL REPORT	JANUARY 31, 2012

Financial Highlights (continued)	BlackRock Natural Resources Trust

	Investor A
	Six Months Ended January 31, 2012 (Unaudited)

		Year Ended July 31,
		2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$67.92	$51.34	$46.18	$70.34	$62.73	$54.94
Net investment income (loss)[1]	0.08	(0.01)	0.03	0.10	(0.02)	0.03
Net realized and unrealized gain (loss)	(6.72)	16.59	5.13	(23.47)	10.32	10.48
Net increase (decrease) from investment operations	(6.64)	16.58	5.16	(23.37)	10.30	10.51
Dividends and distributions from:
Net investment income	(0.17)	—	—	—	—	—
Net realized gain	—	—	—	(0.79)	(2.69)	(2.72)
Total dividends and distributions	(0.17)	—	—	(0.79)	(2.69)	(2.72)
Net asset value, end of period	$61.11	$67.92	$51.34	$46.18	$70.34	$62.73

Total Investment Return[2]
Based on net asset value	(9.77)%[3]	32.29%	11.17%	(32.89)%	16.57%	20.66%

Ratios to Average Net Assets
Total expenses	1.10%[4]	1.07%	1.09%	1.23%	1.06%	1.08%
Total expenses after fees waived	1.10%[4]	1.06%	1.08%	1.22%	1.06%	1.08%
Net investment income (loss)	0.29%[4]	(0.01)%	0.06%	0.24%	(0.03)%	0.05%

Supplemental Data
Net assets, end of period (000)	$339,866	$406,230	$301,813	$229,126	$317,892	$239,916
Portfolio turnover	2%	2%	3%	3%	4%	6%

[1]	Based on average shares outstanding.

[2]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[3]	Aggregate total investment return.

[4]	Annualized.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2012	29

Financial Highlights (continued)	BlackRock Natural Resources Trust

	Investor B
	Six Months Ended January 31, 2012 (Unaudited)

		Year Ended July 31,
		2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$61.77	$47.05	$42.66	$65.57	$59.05	$52.23
Net investment loss[1]	(0.13)	(0.44)	(0.34)	(0.20)	(0.51)	(0.35)
Net realized and unrealized gain (loss)	(6.13)	15.16	4.73	(21.92)	9.70	9.85
Net increase (decrease) from investment operations	(6.26)	14.72	4.39	(22.12)	9.19	9.50
Distributions from net realized gain	—	—	—	(0.79)	(2.67)	(2.68)
Net asset value, end of period	$55.51	$61.77	$47.05	$42.66	$65.57	$59.05

Total Investment Return[2]
Based on net asset value	(10.13)%[3]	31.29%	10.29%	(33.39)%	15.69%	19.74%

Ratios to Average Net Assets
Total expenses	1.90%[4]	1.84%	1.88%	1.96%	1.81%	1.85%
Total expenses after fees waived	1.90%[4]	1.83%	1.87%	1.96%	1.81%	1.85%
Net investment loss	(0.48)%[4]	(0.78)%	(0.71)%	(0.50)%	(0.77)%	(0.70)%

Supplemental Data
Net assets, end of period (000)	$12,540	$18,036	$18,065	$21,719	$46,394	$47,381
Portfolio turnover	2%	2%	3%	3%	4%	6%

[1]	Based on average shares outstanding.

[2]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[3]	Aggregate total investment return.

[4]	Annualized.

See Notes to Financial Statements.

30	SEMI-ANNUAL REPORT	JANUARY 31, 2012

Financial Highlights (concluded)	BlackRock Natural Resources Trust

	Investor C
	Six Months Ended January 31, 2012 (Unaudited)

		Year Ended July 31,
		2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$60.81	$46.33	$42.01	$64.63	$58.25	$51.57
Net investment loss[1]	(0.13)	(0.45)	(0.35)	(0.22)	(0.53)	(0.36)
Net realized and unrealized gain (loss)	(6.03)	14.93	4.67	(21.61)	9.58	9.72
Net increase (decrease) from investment operations	(6.16)	14.48	4.32	(21.83)	9.05	9.36
Distributions from net realized gain	—	—	—	(0.79)	(2.67)	(2.68)
Net asset value, end of period	$54.65	$60.81	$46.33	$42.01	$64.63	$58.25

Total Investment Return[2]
Based on net asset value	(10.13)%[3]	31.25%	10.28%	(33.43)%	15.67%	19.72%

Ratios to Average Net Assets
Total expenses	1.88%[4]	1.85%	1.91%	2.01%	1.84%	1.86%
Total expenses after fees waived	1.88%[4]	1.84%	1.90%	2.01%	1.84%	1.86%
Net investment loss	(0.48)%[4]	(0.80)%	(0.75)%	(0.55)%	(0.81)%	(0.71)%

Supplemental Data
Net assets, end of period (000)	$118,670	$143,712	$105,251	$83,174	$118,825	$99,115
Portfolio turnover	2%	2%	3%	3%	4%	6%

[1]	Based on average shares outstanding.

[2]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[3]	Aggregate total investment return.

[4]	Annualized.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2012	31

Notes to Financial Statements (Unaudited)

1. Organization and Significant Accounting Policies:

BlackRock Equity Dividend Fund (“Equity Dividend”) and BlackRock Natural Resources Trust (“Natural Resources”) (collectively referred to as the “Funds” or individually as a “Fund”) are registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Equity Dividend is registered as a diversified, open-end management investment company. Natural Resources is registered as a non-diversified, open-end management investment company. Equity Dividend and Natural Resources are organized as Massachusetts business trusts. The Funds’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”), which may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Board of Trustees of the Funds are referred to throughout this report as the “Board of Trustees” or the “Board.” Each Fund offers multiple classes of shares. Institutional and Service Shares are sold without a sales charge and only to certain eligible investors. Investor A Shares are generally sold with a front-end sales charge. Investor B, Investor C and Investor C1 Shares may be subject to a contingent deferred sales charge. Class R Shares are sold without a sales charge and only to certain retirement and other similar plans. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Service, Investor A, Investor B, Investor C, Investor C1 and Class R Shares bear certain expenses related to the shareholder servicing of such shares, and Investor B, Investor C, Investor C1 and Class R Shares also bear certain expenses related to the distribution of such shares. Investor B Shares automatically convert to Investor A Shares after approximately eight years. Investor B and Investor C1 Shares are only available through exchanges, dividend reinvestment by existing shareholders or for purchase by certain qualified employee benefit plans. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor B shareholders may vote on material changes to the Investor A distribution and service plan).

Reorganization: The Board of Equity Dividend and the Board and shareholders of BlackRock Utilities and Telecommunications Fund, Inc. (the “Target Fund”) approved the reorganization of the Target Fund into Equity Dividend pursuant to which Equity Dividend acquired substantially all of the assets and substantially all of the liabilities of the Target Fund in exchange for an equal aggregate value of newly-issued shares of Equity Dividend.

Each shareholder of the Target Fund received shares of Equity Dividend in an amount equal to the aggregate net asset value of such shareholder’s Target Fund shares, as determined at the close of business on September 9, 2011, less the costs of the Target Fund’s reorganization. In connection with the reorganization, Equity Dividend issued newly-created Investor C1 Shares.

The reorganization was accomplished by a tax-free exchange of shares of Equity Dividend in the following amounts and at the following conversion ratios:

Target Fund’s Share Class	Target Fund’s Shares Prior to Reorganization	Conversion Ratio	Equity Dividend’s Share Class	Shares of Equity Dividend
Institutional	1,070,842	0.6978647	Institutional	747,303
Investor A	5,458,885	0.7002220	Investor A	3,822,431
Investor B	58,101	0.6913849	Investor B	40,170
Investor B1	67,882	0.7014217	Investor A	47,614
Investor C	585,806	0.6975252	Investor C	408,614
Investor C1	592,378	0.7045611	Investor C1	417,366

The Target Fund’s net assets and composition of net assets on September 9, 2011, the date of the merger, were as follows:

Net Assets	Paid-in Capital	Accumulated Net Realized Loss	Net Unrealized Appreciation
$91,151,057	$67,224,663	$(2,331,754)	$26,258,148

For financial reporting purposes, assets received and shares issued by Equity Dividend were recorded at fair value. However, the cost basis of the investments received from the Target Fund was carried forward to align ongoing reporting of Equity Dividend’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

The aggregate net assets of Equity Dividend immediately after the acquisition amounted to $14,003,225,509. The Target Fund’s fair value and cost of investments prior to the reorganization were $87,340,910 and $61,056,386, respectively.

The purpose of this transaction was to combine two funds managed by BlackRock Advisors, LLC (the “Manager”) with the same or substantially similar (but not identical) investment objectives, investment policies, strategies, risks and restrictions. The reorganization was a tax-free event and was effective on September 12, 2011.

32	SEMI-ANNUAL REPORT	JANUARY 31, 2012

Notes to Financial Statements (continued)

Assuming the acquisition had been completed on August 1, 2011, the beginning of the fiscal reporting period of Equity Dividend, the pro forma results of operations for the six months ended January 31, 2012, are as follows:

•	Net investment income: $175,794,958

•	Net realized and change in unrealized gain/loss on investments: $598,314,424

•	Net increase in net assets resulting from operations: $774,109,382

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Target Fund that have been included in Equity Dividend’s Statements of Operations since September 12, 2011. Reorganization costs incurred by Equity Dividend in connection with the reorganization were expensed by Equity Dividend. The Manager reimbursed Equity Dividend $128,063, which is included in fees waived and/or reimbursed by advisor in the Statements of Operations.

The following is a summary of significant accounting policies followed by the Funds:

Valuation: US GAAP defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Funds fair value their financial instruments at market value using independent dealers or pricing services under policies approved by the Board. Equity investments traded on a recognized securities exchange or the NASDAQ Global Market System (“NASDAQ”) are valued at the last reported sale price that day or the NASDAQ official closing price, if applicable. For equity investments traded on more than one exchange, the last reported sale price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last available bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that such prior day’s price no longer reflects the fair value of the security. Financial futures contracts traded on exchanges are valued at their last sale price. Investments in open-end registered investment companies are valued at NAV each business day. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value.

The Funds value their investments in BlackRock Liquidity Series, LLC Money Market Series (the “Money Market Series”) at fair value, which is ordinarily based upon their pro rata ownership in the underlying Fund’s net assets. The Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. Although the Money Market Series is not registered under the 1940 Act, its investments will follow the parameters of investments by a money market fund that is subject to Rule 2a-7 under the 1940 Act. The Funds may withdraw up to 25% of their investment daily, although the manager of the Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

Securities and other assets and liabilities denominated in foreign currencies are translated into US dollars using exchange rates determined as of the close of business on the New York Stock Exchange (“NYSE”). Foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of business on the NYSE. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment or if a price is not available, the investment will be valued in accordance with a policy approved by the Board as reflecting fair value (“Fair Value Assets”). When determining the price for Fair Value Assets, the investment advisor and/or the sub-advisor seeks to determine the price that each Fund might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the investment advisor and/or sub-advisor deems relevant. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of business on the NYSE. Occasionally, events affecting the values of such instruments may occur between the foreign market close and the close of business on the NYSE that may not be reflected in the computation of each Fund’s net assets. If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such instruments, those instruments may be Fair Value Assets and be valued at their fair value, as determined in good faith by the investment advisor using a pricing service and/or policies approved by the Board. Each business day, the Funds use a pricing service to assist with the valuation of certain foreign exchange-traded equity securities and foreign exchange-traded and OTC options (the “Systematic Fair Value Price”). Using current market factors, the Systematic Fair Value Price is designed to value such foreign securities and foreign options at fair value as of the close of business on the NYSE, which follows the close of the local markets.

SEMI-ANNUAL REPORT	JANUARY 31, 2012	33

Notes to Financial Statements (continued)

Foreign Currency Transactions: The Funds’ books and records are maintained in US dollars. Purchases and sales of investment securities are recorded at the rates of exchange prevailing on the respective date of such transactions. Generally, when the US dollar rises in value against a foreign currency, the Funds’ investments denominated in that currency will lose value because its currency is worth fewer US dollars; the opposite effect occurs if the US dollar falls in relative value.

The Funds do not isolate the portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of investments held or sold for financial reporting purposes. Accordingly, the effects of changes in foreign currency exchange rates on investments are not segregated on the Statements of Operations from the effects of changes in market prices of those investments but are included as a component of net realized and unrealized gain (loss) from investments. The Funds report realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes.

Preferred Stock: The Funds may invest in preferred stocks. Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well) but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

Segregation and Collateralization: In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission (“SEC”) require that the Funds either deliver collateral or segregate assets in connection with certain investments (e.g., financial futures contracts), the Funds will, consistent with SEC rules and/or certain interpretive letters issued by the SEC, segregate collateral or designate on their books and records cash or liquid securities having a market value at least equal to the amount that would otherwise be required to be physically segregated. Furthermore, based on requirements and agreements with certain exchanges and third party broker-dealers, each party to such transactions has requirements to deliver/deposit securities as collateral for certain investments.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on the accrual basis. Income and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Dividends and Distributions: Dividends and distributions paid by the Funds are recorded on the ex-dividend dates. If the total dividends and distributions made in any tax year exceeds net investment income and accumulated realized capital gains, a portion of the total distribution may be treated as a tax return of capital. The amount and timing of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from US GAAP.

Securities Lending: The Funds may lend securities to approved borrowers, such as banks, brokers and other financial institutions. The borrower pledges cash, securities issued or guaranteed by the US government or irrevocable letters of credit issued by a bank as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. Securities lending income, as disclosed in the Statements of Operations, represents the income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the securities lending agent. During the term of the loan, the Funds earn dividend or interest income on the securities loaned but do not receive interest income on the securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Funds could experience delays and costs in gaining access to the collateral. The Funds also could suffer a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. During the six months ended January 31, 2012, any securities on loan were collateralized by cash.

34	SEMI-ANNUAL REPORT	JANUARY 31, 2012

Notes to Financial Statements (continued)

Income Taxes: It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

Each Fund files US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Funds’ US federal tax returns remains open for each of the four years ended July 31, 2011. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction. Management does not believe there are any uncertain tax positions that require recognition of a tax liability.

Recent Accounting Standards: In May 2011, the Financial Accounting Standards Board (the “FASB”) issued amended guidance to improve disclosure about fair value measurements which will require the following disclosures for fair value measurements categorized as Level 3: quantitative information about the unobservable inputs and assumptions used in the fair value measurement, a description of the valuation policies and procedures and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, the amounts and reasons for all transfers in and out of Level 1 and Level 2 will be required to be disclosed. The amended guidance is effective for financial statements for fiscal years beginning after December 15, 2011, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Funds’ financial statements disclosures.

In December 2011, the FASB issued guidance that will expand current disclosure requirements on the offsetting of certain assets and liabilities. The new disclosures will be required for investments and derivative financial instruments subject to master netting or similar agreements which are eligible for offset in the Statements of Assets and Liabilities and will require an entity to disclose both gross and net information about such investments and transactions in the financial statements. The guidance is effective for financial statements with fiscal years beginning on or after January 1, 2013, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Funds’ financial statement disclosures.

Other: Expenses directly related to a Fund or its classes are charged to that Fund or class. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods. Expenses directly related to the Fund and other shared expenses pro rated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods.

The Funds have an arrangement with the custodian whereby fees may be reduced by credits earned on uninvested cash balances, which, if applicable, are shown as fees paid indirectly in the Statements of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

2. Derivative Financial Instruments:

The Funds engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Funds and to economically hedge, or protect, their exposure to certain risks such as equity risk or foreign currency exchange rate risk. These contracts may be transacted on an exchange or OTC.

Losses may arise if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument or if the counterparty does not perform under the contract. The Funds’ maximum risk of loss from counterparty credit risk on OTC derivatives is generally the aggregate unrealized gain netted against any collateral pledged by/posted to the counterparty. Counterparty risk related to exchange-traded financial futures contracts and options is deemed to be minimal due to the protection against defaults provided by the exchange on which these contracts trade.

The Funds may mitigate counterparty risk by procuring collateral and through netting provisions included within an International Swaps and Derivatives Association, Inc. master agreement (“ISDA Master Agreement”) implemented between a Fund and each of its respective counterparties. An ISDA Master Agreement allows each Fund to offset with each separate counterparty certain derivative financial instrument’s payables and/or receivables with collateral held. The amount of collateral moved to/from applicable counterparties is generally based upon minimum transfer amounts of up to $500,000. To the extent amounts due to the Funds from their counterparties are not fully collateralized contractually or otherwise, the Funds bear the risk of loss from counterparty non-performance. See Note 1 “Segregation and Collateralization” for information with respect to collateral practices. In addition, the Funds manage counterparty risk by entering into agreements only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Funds’ net assets decline by a stated percentage or the Funds fail to meet the terms of its ISDA Master Agreements, which would cause the Funds to accelerate payment of any net liability owed to the counterparty.

SEMI-ANNUAL REPORT	JANUARY 31, 2012	35

Notes to Financial Statements (continued)

Financial Futures Contracts: The Funds purchase or sell financial futures contracts and options on financial futures contracts to gain exposure to, or economically hedge against, changes in the value of equity securities (equity risk). Financial futures contracts are agreements between the Funds and counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and at a specified date. Depending on the terms of the particular contract, futures contracts are settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as margin variation and are recorded by the Funds as unrealized appreciation or depreciation. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of financial futures contracts involves the risk of an imperfect correlation in the movements in the price of financial futures contracts, interest rates and the underlying assets.

Foreign Currency Exchange Contracts: The Funds enter into foreign currency exchange contracts as an economic hedge against either specific transactions or portfolio instruments or to obtain exposure to foreign currencies (foreign currency exchange rate risk). A foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. Foreign currency exchange contracts, when used by the Funds, help to manage the overall exposure to the currencies, in which some of the investments held by the Funds are denominated. The contract is marked-to-market daily and the change in market value is recorded by the Funds as an unrealized gain or loss. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The use of foreign currency exchange contracts involves the risk that the value of a foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies and the risk that a counterparty to the contract does not perform its obligations under the agreement.

Derivative Financial Instruments Categorized by Risk Exposure:

Fair Values of Derivative Financial Instruments as of January 31, 2012
	Liability Derivatives
		Equity Dividend	Natural Resources
	Statements of Assets and Liabilities Location	Value
Foreign currency exchange contracts	Unrealized depreciation on foreign currency exchange contracts	$(4,456)	$(10,331)

The Effect of Derivative Financial Instruments in the Statements of Operations Six Months Ended January 31, 2012
	Net Realized Gain (Loss) From
	Equity Dividend	Natural Resources
Foreign currency exchange contracts	$(330,828)	$17,352

	Net Change in Unrealized Appreciation/Depreciation on
	Equity Dividend	Natural Resources
Foreign currency exchange contracts	$(68,188)	$(10,331)

For the six months ended January 31, 2012 the average quarterly balances of outstanding derivative financial instruments were as follows:

	Equity Dividend	Natural Resources
Foreign currency exchange contracts:
Average number of contracts — US dollars purchased	2	1
Average number of contracts — US dollars sold	—	1
Average US dollar amounts purchased	$1,418,438	$1,491
Average US dollar amounts sold	—	$894,261

36	SEMI-ANNUAL REPORT	JANUARY 31, 2012

Notes to Financial Statements (continued)

3. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. (“PNC”) and Barclays Bank PLC (“Barclays”) are the largest stockholders of BlackRock, Inc. (“BlackRock”). Due to the ownership structure, PNC is an affiliate for 1940 Act purposes, but Barclays is not.

Each Fund entered into an Investment Advisory Agreement with the Manager, the Funds’ investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services. The Manager is responsible for the management of each Fund’s portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of each Fund. For such services, Equity Dividend and Natural Resources pay the Manager a monthly fee based on a percentage of each Fund’s average daily net assets at the following annual rates:

Equity Dividend
Average Daily Net Assets	Investment Advisory Fee
First $8 billion	0.60%
$8 billion – $10 billion	0.56%
$10 billion – $12 billion	0.54%
$12 billion – $17 billion	0.52%
Greater than $17 billion	0.51%

Natural Resources
Average Daily Net Assets	Investment Advisory Fee
First $1 billion	0.60%
$1 billion – $3billion	0.56%
$3 billion – $5 billion	0.54%
$5 billion – $10 billion	0.52%
Greater than $10 billion	0.51%

For Equity Dividend, prior to November 30, 2011, the Manager voluntarily agreed to waive and/or reimburse fees and expenses (excluding interest expense, dividend expense, acquired fund fees and expenses and certain other fund expenses) in order to limit expenses to 0.90% for Institutional Shares, 1.15% for Service and Investor A Shares, 1.90% for Investor B Shares and Investor C Shares and 1.40% for Class R Shares of average daily net assets. Effective December 1, 2011, the Manager discontinued this voluntary waiver.

The Manager voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to the Manager indirectly through its investment in affiliated money market funds. However, the Manager does not waive its investment advisory fees by the amount of investment advisory fees paid in connection with each Fund’s investment in other affiliated investment companies, if any. These amounts are included in fees waived and/or reimbursed by advisor in the Statements of Operations. For the six months ended January 31, 2012, the amounts waived were as follows:

Equity Dividend	$357,851
Natural Resources	$2,798

The Manager entered into a sub-advisory agreement with BlackRock Investment Management, LLC (“BIM”), an affiliate of the Manager. The Manager pays BIM for services it provides, a monthly fee that is a percentage of the investment advisory fees paid by each Fund to the Manager.

For the six months ended January 31, 2012, each Fund reimbursed the Manager for certain accounting services, which is included in accounting services in the Statements of Operations. The reimbursements were as follows:

Equity Dividend	$67,174
Natural Resources	$3,501

The Funds entered into a Distribution Agreement and Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, each Fund pay BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares of each Funds, as follows:

	Service Fees
	Equity Dividend	Natural Resources
Service	0.25%	—
Investor A	0.25%	0.25%
Investor B	0.25%	0.25%
Investor C	0.25%	0.25%
Investor C1	0.25%	—
Class R	0.25%	—

	Distribution Fees
	Equity Dividend	Natural Resources
Investor B	0.75%	0.75%
Investor C	0.75%	0.75%
Investor C1	0.55%	—
Class R	0.25%	—

SEMI-ANNUAL REPORT	JANUARY 31, 2012	37

Notes to Financial Statements (continued)

Pursuant to sub-agreements with BRIL, broker-dealers and BRIL provide shareholder servicing and distribution services to each Fund. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to Service, Investor A, Investor B, Investor C, Investor C1 and Class R shareholders.

For the six months ended January 31, 2012, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of the Funds’ Investor A Shares as follows:

Equity Dividend	$367,507
Natural Resources	$7,732

For the six months ended January 31, 2012, affiliates received the following contingent deferred sales charges related to transactions in Investor B and Investor C shares:

	Investor B	Investor C
Equity Dividend	$44,512	$185,733
Natural Resources	$9,691	$10,946

Furthermore, affiliates received contingent deferred sales charges relating to transactions subject to front-end sales charge waivers as follows:

Investor A
Equity Dividend	$21,872
Natural Resources	$77

The Manager maintains a call center, which is responsible for providing certain shareholder services to the Funds, such as responding to shareholder inquiries and processing transactions based upon instructions from shareholders with respect to the subscription and redemption of Fund shares. For the six months ended January 31, 2012, the Funds reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statements of Operations:

	Equity Dividend	Natural Resources
Institutional	$14,052	$719
Service	$342	—
Investor A	$53,576	$5,233
Investor B	$1,146	$380
Investor C	$17,442	$2,130
Investor C1	$119	—
Class R	$3,318	—

The Funds received an exemptive order from the SEC permitting them, among other things, to pay an affiliated securities lending agent a fee based on a share of the income derived from the securities lending activities and have retained BIM as the securities lending agent. BIM may, on behalf of the Funds, invest cash collateral received by the Funds for such loans, among other things, in a private investment company managed by the Manager or in registered money market funds advised by the Manager or its affiliates. As securities lending agent, BIM is responsible for all transaction fees and all other operational costs relating to securities lending activities, other than extraordinary expenses. BIM does not receive any fees for managing the cash collateral. The market value of securities on loan and the value of the related collateral, if applicable, are shown in the Statements of Assets and Liabilities as securities loaned at value and collateral on securities loaned at value, respectively. The cash collateral invested by BIM is disclosed in the Schedules of Investments, if any. Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of rebates paid to, or fees paid by, borrowers of securities. The Funds retain 65% of securities lending income and pay a fee to BIM equal to 35% of such income. The share of income earned by the Funds on such investments is shown as securities lending — affiliated in the Statements of Operations. For the six months ended January 31, 2012, BIM received securities lending agent fees related to securities lending activities as follows:

Equity Dividend	$321,156

Certain officers and/or trustees of the Funds are officers and/or directors of BlackRock or its affiliates. The Funds reimburse the Manager for compensation paid to the Funds’ Chief Compliance Officer.

4. Investments:

Purchases and sales of investments excluding short-term securities for the six months ended January 31, 2012 were as follows:

	Purchases	Sales
Equity Dividend	$2,869,639,620	$76,417,147
Natural Resources	$8,942,273	$30,699,754

38	SEMI-ANNUAL REPORT	JANUARY 31, 2012

Notes to Financial Statements (continued)

5. Income Tax Information:

As of July 31, 2011, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

Expires July 31,	Equity Dividend	Natural Resources
2016	$5,748,100	—
2017	55,141,466	$167,976
2018	243,453,541	6,882,828
2019	28,330,637	—
Total	$332,673,744	$7,050,804

Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by the Funds after July 31, 2011 will not be subject to expiration. In addition, any such losses must be utilized prior to the losses incurred in pre-enactment taxable years.

As of January 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

	Equity Dividend	Natural Resources
Tax cost	$16,313,565,701	$307,983,091
Gross unrealized appreciation	$2,522,342,433	$270,288,439
Gross unrealized depreciation	(242,047,432)	(11,040,486)
Net unrealized appreciation	$2,280,295,001	$259,247,953

6. Borrowings:

The Funds, along with certain other funds managed by the Manager and its affiliates, is a party to a $500 million credit agreement with a group of lenders. The Funds may borrow under the credit agreement to fund shareholder redemptions. Effective November 2010 to November 2011, the credit agreement had the following terms: a commitment fee of 0.08% per annum based on each Fund’s pro rata share of the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month LIBOR plus 1.00% per annum or (b) the Fed Funds rate plus 1.00% per annum on amounts borrowed. In addition, the Funds paid administration and arrangement fees which were allocated to the Funds based on their net assets as of October 31, 2010. The credit agreement, which expired in November 2011, was renewed until November 2012. Effective November 2011 to November 2012, the credit agreement has the following terms: a commitment fee of 0.065% per annum based on the Funds’ pro rata share of the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month LIBOR plus 0.80% per annum or (b) the Fed Funds rate plus 0.80% per annum on amounts borrowed. In addition, the Funds paid administration and arrangement fees which were allocated to the Funds based on their net assets as of October 31, 2011. The Funds did not borrow under the credit agreement during the six months ended January 31, 2012.

7. Concentration, Market and Credit Risk:

In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Funds may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Funds; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Funds may be exposed to counterparty credit risk, or the risk that an entity with which the Funds have unsettled or open transactions may fail to or be unable to perform on its commitments. The Funds manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded in the Funds’ Statements of Assets and Liabilities, less any collateral held by the Funds.

As of January 31, 2012, Natural Resources invested a significant portion of its assets in securities in the energy sector. Changes in economic conditions affecting the energy sector would have a greater impact on Natural Resources and could affect the value, income and/or liquidity of positions in such securities.

SEMI-ANNUAL REPORT	JANUARY 31, 2012	39

Notes to Financial Statements (continued)

8. Capital Share Transactions:

Transactions in capital shares for each class were as follows:

	Six Months Ended January 31, 2012		Year Ended July 31, 2011
Equity Dividend	Shares	Amount	Shares	Amount
Institutional
Shares sold	182,682,741	$3,196,162,433	190,098,990	$3,352,213,205
Shares issued to shareholders in reinvestment of dividends	4,535,823	79,770,645	5,217,566	93,177,134
Shares issued resulting from reorganization	747,303	12,486,978	—	—
Shares redeemed	(49,369,793)	(865,705,254)	(53,615,894)	(952,917,474)
Net increase	138,596,074	$2,422,714,802	141,700,662	$2,492,472,865

Service

Shares sold	4,922,205	$83,532,527	1,997,221	$35,850,890
Shares issued to shareholders in reinvestment of dividends	85,627	1,501,764	52,796	943,292
Shares redeemed	(723,790)	(12,825,990)	(731,394)	(12,634,873)
Net increase	4,284,042	$72,208,301	1,318,623	$24,159,309

Investor A
Shares sold and automatic conversion of shares	105,129,920	$1,846,619,018	144,697,865	$2,557,334,408
Shares issued to shareholders in reinvestment of dividends	3,724,281	65,395,128	5,279,423	93,864,222
Shares issued resulting from reorganization	3,870,045	64,513,650	—	—
Shares redeemed	(57,478,050)	(1,017,718,567)	(86,594,753)	(1,486,958,248)
Net increase	55,246,196	$958,809,229	63,382,535	$1,164,240,382

Investor B
Shares sold	208,134	$3,693,110	342,500	$6,016,173
Shares issued to shareholders in reinvestment of dividends	16,400	290,329	33,046	582,796
Shares issued resulting from reorganization	40,170	673,397	—	—
Shares redeemed	(496,599)	(8,765,445)	(1,025,035)	(18,111,830)
Net decrease	(231,895)	$(4,108,609)	(649,489)	$(11,512,862)

Investor C
Shares sold	23,095,845	$398,539,898	34,780,983	$603,990,372
Shares issued to shareholders in reinvestment of dividends	632,246	10,883,212	872,797	15,160,970
Shares issued resulting from reorganization	408,614	6,667,115	—	—
Shares redeemed	(8,171,470)	(139,493,129)	(12,980,160)	(224,281,954)
Net increase	15,965,235	$276,597,096	22,673,619	$394,869,389

40	SEMI-ANNUAL REPORT	JANUARY 31, 2012

Notes to Financial Statements (concluded)

	Period September 12, 2011[1] to January 31, 2012
Equity Dividend (concluded)	Shares	Amount
Investor C1
Shares sold	7,206	$125,664
Shares issued to shareholders in reinvestment of dividends	3,235	55,456
Shares issued resulting from reorganization	417,366	6,809,917
Shares redeemed	(32,136)	(558,207)
Net increase	395,671	$6,432,830

[1]	Commencement of operations.

	Six Months Ended January 31, 2012		Year Ended July 31, 2011
Class R
Shares sold	8,516,281	$151,077,484	15,592,519	$275,450,266
Shares issued to shareholders in reinvestment of dividends	333,546	5,886,711	509,917	9,080,099
Shares redeemed	(4,271,529)	(74,880,995)	(8,051,307)	(143,867,364)
Net increase	10,131,463	$82,083,200	8,051,130	$140,663,001

Natural Resources
Institutional
Shares sold	331,319	$20,140,451	1,056,418	$69,909,561
Shares issued to shareholders in reinvestment of dividends	7,266	438,880	—	—
Shares redeemed	(453,329)	(25,733,495)	(608,111)	(39,559,318)
Net increase (decrease)	(114,744)	$(5,154,164)	448,307	$30,350,243

Investor A
Shares sold and automatic conversion of shares	633,198	$37,021,900	1,748,081	$112,358,048
Shares issued to shareholders in reinvestment of dividends	14,702	866,290	—	—
Shares redeemed	(1,067,435)	(61,915,699)	(1,645,344)	(103,331,468)
Net increase (decrease)	(419,535)	$(24,027,509)	102,737	$9,026,580

Investor B
Shares sold	2,801	$147,689	12,546	$723,352
Shares redeemed and automatic conversion of shares	(68,889)	(3,664,814)	(104,481)	(5,925,590)
Net decrease	(66,088)	$(3,517,125)	(91,935)	$(5,202,238)

Investor C
Shares sold	135,525	$7,076,425	602,739	$34,957,910
Shares redeemed	(327,563)	(16,980,202)	(511,176)	(28,939,155)
Net increase (decrease)	(192,038)	$(9,903,777)	91,563	$6,018,755

9. Subsequent Events:

Management has evaluated the impact of all subsequent events on each Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2012	41

Officers and Trustees

Robert M. Hernandez, Chairman of the Board and Trustee
Fred G. Weiss, Vice Chairman of the Board and Trustee
Paul L. Audet, Fund President[1] and Trustee
James H. Bodurtha, Trustee
Bruce R. Bond, Trustee
Donald W. Burton, Trustee
Honorable Stuart E. Eizenstat, Trustee
Laurence D. Fink, Trustee
Kenneth A. Froot, Trustee
Henry Gabbay, Trustee
John F. O’Brien, Trustee
Roberta Cooper Ramo, Trustee
David H. Walsh, Trustee
John M. Perlowski, Fund President[2] and Chief Executive Officer
Brendan Kyne, Vice President
Neal Andrews, Chief Financial Officer
Jay Fife, Treasurer
Brian Kindelan, Chief Compliance Officer and Anti-Money Laundering Officer
Ira P. Shapiro, Secretary

[1]	For Equity Dividend.

[2]	For Natural Resources.

Investment Advisor
BlackRock Advisors, LLC Wilmington, DE 19809

Sub-Advisor
BlackRock Investment Management, LLC Princeton, NJ 08540

Custodians
State Street Bank and Trust Company[3] Boston, MA 02110

The Bank of New York Mellon[4] New York, NY 10286

Transfer Agent
BNY Mellon Investment Servicing (US) Inc. Wilmington, DE 19809

Accounting Agent
State Street Bank and Trust Company Boston, MA 02110

Distributor
BlackRock Investments, LLC New York, NY 10022

Independent Registered Public Accounting Firm
Deloitte & Touche LLP Boston, MA 02116

Legal Counsel
Willkie Farr & Gallagher LLP New York, NY 10019

Address of the Funds
100 Bellevue Parkway Wilmington, DE 19809

[3]	For Equity Dividend.

[4]	For Natural Resources.

42	SEMI-ANNUAL REPORT	JANUARY 31, 2012

Additional Information

General Information

Electronic Delivery

Electronic copies of most financial reports and prospectuses are available on the Funds’ websites or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Funds’ electronic delivery program.

To enroll:

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly with BlackRock:

1)	Access the BlackRock website at http://www.blackrock.com/edelivery

2)	Select “eDelivery” under the “More Information” section

3)	Log into your account

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Funds’ Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling (800) 441-7762; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Funds voted proxies relating to securities held in the Funds’ portfolios during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

SEMI-ANNUAL REPORT	JANUARY 31, 2012	43

Additional Information (continued)

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM EST on any business day to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at http://www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

44	SEMI-ANNUAL REPORT	JANUARY 31, 2012

Additional Information (concluded)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

SEMI-ANNUAL REPORT	JANUARY 31, 2012	45

A World-Class Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing.

Equity Funds
BlackRock ACWI ex-US Index Fund
BlackRock All-Cap Energy & Resources Portfolio
BlackRock Asset Allocation Portfolio†
BlackRock Balanced Capital Fund†
BlackRock Basic Value Fund
BlackRock Capital Appreciation Fund
BlackRock China Fund
BlackRock Commodity Strategies Fund
BlackRock Emerging Markets Fund
BlackRock Emerging Markets Long/Short Equity Fund
BlackRock Energy & Resources Portfolio
BlackRock Equity Dividend Fund
BlackRock EuroFund
BlackRock Focus Growth Fund
BlackRock Global Allocation Fund†
BlackRock Global Dividend Income Portfolio
BlackRock Global Dynamic Equity Fund
BlackRock Global Opportunities Portfolio
BlackRock Global SmallCap Fund
BlackRock Health Sciences Opportunities Portfolio
BlackRock Index Equity Portfolio
BlackRock India Fund
BlackRock International Fund
BlackRock International Index Fund
BlackRock International Opportunities Portfolio
BlackRock Large Cap Core Fund
BlackRock Large Cap Core Plus Fund
BlackRock Large Cap Growth Fund
BlackRock Large Cap Value Fund
BlackRock Latin America Fund
BlackRock Mid-Cap Growth Equity Portfolio
BlackRock Mid-Cap Value Equity Portfolio
BlackRock Mid Cap Value Opportunities Fund
BlackRock Natural Resources Trust
BlackRock Pacific Fund
BlackRock Russell 1000 Index Fund
BlackRock Science & Technology Opportunities Portfolio
BlackRock Small Cap Growth Equity Portfolio
BlackRock Small Cap Growth Fund II
BlackRock Small Cap Index Fund
BlackRock S&P 500 Index Fund
BlackRock S&P 500 Stock Fund
BlackRock U.S. Opportunities Portfolio
BlackRock Value Opportunities Fund
BlackRock World Gold Fund

Fixed Income Funds
BlackRock Bond Index Fund
BlackRock Core Bond Portfolio
BlackRock Emerging Market Debt Portfolio
BlackRock Floating Rate Income Portfolio
BlackRock Global Long/Short Credit Fund
BlackRock GNMA Portfolio
BlackRock High Yield Bond Portfolio
BlackRock Inflation Protected Bond Portfolio
BlackRock International Bond Portfolio
BlackRock Long Duration Bond Portfolio
BlackRock Low Duration Bond Portfolio
BlackRock Multi-Asset Income Portfolio†
BlackRock Multi-Sector Bond Portfolio
BlackRock Strategic Income Opportunities Portfolio
BlackRock Total Return Fund
BlackRock US Government Bond Portfolio
BlackRock US Mortgage Portfolio
BlackRock World Income Fund

Municipal Bond Funds
BlackRock California Municipal Bond Fund
BlackRock High Yield Municipal Fund
BlackRock Intermediate Municipal Fund
BlackRock National Municipal Fund
BlackRock New Jersey Municipal Bond Fund
BlackRock New York Municipal Bond Fund
BlackRock Pennsylvania Municipal Bond Fund
BlackRock Short-Term Municipal Fund

Target Risk & Target Date Funds†
BlackRock Prepared Portfolios Conservative Prepared Portfolio Moderate Prepared Portfolio Growth Prepared Portfolio Aggressive Growth Prepared Portfolio

BlackRock Lifecycle Prepared Portfolios
2015
2020
2025
2030
2035
2040
2045
2050

LifePath Portfolios Retirement
2020
2025
2030
2035
2040
2045
2050
2055

LifePath Index Portfolios Retirement
2020
2025
2030
2035
2040
2045
2050
2055

†	Mixed asset fund.

BlackRock mutual funds are currently distributed by BlackRock Investments, LLC. You should consider the investment objectives, risks, charges and expenses of the funds under consideration carefully before investing. Each fund’s prospectus contains this and other information and is available at www.blackrock.com or by calling (800) 441-7762 or from your financial advisor. The prospectus should be read carefully before investing.

46	SEMI-ANNUAL REPORT	JANUARY 31, 2012

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless accompanied or preceded by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change. Please see the Funds’ prospectus for a description of risks associated with global investments.

#EDNR-1/12-SAR

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrants – Not Applicable

Item 6 –	Investments
(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –	Submission of Matters to a Vote of Security Holders –There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Exhibits attached hereto

(a)(1) –	Code of Ethics – Not Applicable to this semi-annual report

(a)(2) –	Certifications – Attached hereto

(a)(3) –	Not Applicable

(b) –	Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Equity Dividend Fund

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Equity Dividend Fund

Date: April 2, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Equity Dividend Fund

Date: April 2, 2012

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Equity Dividend Fund

Date: April 2, 2012